Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 25, 2012	Jun. 30, 2010
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	HOPFED BANCORP INC
Entity Central Index Key	0001041550
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		7,493,975
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Public Float			$ 55,721,821

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 44,389	$ 54,042
Interest-earning deposits in Federal Home Loan Bank	4,371	6,942
Cash and cash equivalents	48,760	60,984
Federal Home Loan Bank stock, at cost (note 2)	4,428	4,378
Securities available for sale (notes 2, 7 and 8)	383,782	357,738
Loans receivable, net of allowance for loan losses of $11,262 at December 31, 2011, and $9,830 at December 31, 2010 (notes 3 and 7)	556,360	600,215
Accrued interest receivable	6,183	6,670
Real estate and other assets owned (note 14)	2,267	9,812
Bank owned life insurance	9,135	8,819
Premises and equipment, net (note 4)	23,431	24,289
Deferred tax assets (note 13)	1,132	3,788
Intangible asset (note 5)	519	810
Other assets	4,823	5,088
Total assets	1,040,820	1,082,591
Liabilities and Stockholders' Equity
Non-interest-bearing accounts	79,550	69,139
Interest-bearing accounts
NOW accounts	130,114	138,936
Savings and money market accounts	70,443	63,848
Other time deposits	519,988	555,006
Total deposits	800,095	826,929
Advances from Federal Home Loan Bank (note 7)	63,319	81,905
Repurchase agreements (note 8)	43,080	45,110
Subordinated debentures (note 10)	10,310	10,310
Advances from borrowers for taxes and insurance	153	239
Dividends payable	176	613
Accrued expenses and other liabilities	5,204	6,041
Total liabilities	922,337	971,147
Stockholders' equity (note 17):
Preferred stock, par value $0.01 per share; authorized-500,000 shares; 18,400 shares issued and outstanding with a liquidation preference of $18,400,000 at December 31, 2011 and December 31, 2010
Common stock, par value $.01 per share; authorized 15,000,000 shares; 7,895,336 issued and 7,492,420 outstanding at December 31, 2011, and 7,737,879 issued and 7,334,963 outstanding at December 31, 2010	79	77
Common stock warrants	556	556
Additional paid-in-capital	75,967	74,920
Retained earnings-substantially restricted	39,591	39,994
Treasury stock (at cost, 402,916 shares at December 31, 2011 and December 31, 2010)	(5,076)	(5,076)
Accumulated other comprehensive income, net of taxes	7,366	973
Total stockholders' equity	118,483	111,444
Total liabilities and stockholders' equity	$ 1,040,820	$ 1,082,591

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Loans receivable, allowance for loan losses	$ 11,262	$ 9,830
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	18,400	18,400
Preferred stock, shares outstanding	18,400	18,400
Preferred stock liquidation preference	$ 18,400,000	$ 18,400,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,895,336	7,737,879
Common stock, shares outstanding	7,492,420	7,334,963
Treasury stock, shares	402,916	402,916

Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Interest and dividend income
Loans receivable	$ 33,493	$ 38,037		$ 38,921
Securities available for sale	10,465	11,911		12,635
Securities held to maturity				12
Non-taxable securities available for sale	2,263	2,457		1,565
Interest-earning deposits	19	12		8
Total interest and dividend income	46,240	52,417		53,141
Interest expense:
Deposits (note 6)	14,207	17,384		20,833
Advances from Federal Home loan Bank	2,557	3,292		4,070
Repurchase agreements	909	831		767
Subordinated debentures	742	739		642
Total interest expense	18,415	22,246		26,312
Net interest income	27,825	30,171		26,829
Provision for loan losses (note 3)	5,921	5,970		4,199
Net interest income after provision for loan losses	21,904	24,201		22,630
Non-interest income:
Service charges	3,813	3,922		4,222
Merchant card income	768	698		612
Mortgage origination income	720	590		271
Realized gain from sale of securities available for sale, net (note 2)	2,897	3,504		2,715
Other than temporary impairment on investments (note 2)	(155)			(200)
Income from bank owned life insurance	316	344		481
Financial services commission	894	971		983
Other operating income	940	1,077		1,141
Total non-interest income	10,193	11,106		10,225
Non-interest expenses:
Salaries and benefits (note 12)	13,266	12,762		12,240
Occupancy expense (note 4)	3,269	3,158		3,074
Data processing expense	2,645	2,807		2,595
State deposit tax	627	640		619
Intangible amortization (note 5)	291	358		650
Goodwill impairment (note 5)				4,989
Professional services	1,372	1,225		1,002
Advertising expense	1,235	1,115		1,304
Postage and communications expense	549	557		616
Supplies expense	399	404		363
Deposit insurance and examination fees	2,021	2,107		2,026
Loss on sale of assets	145
Loss (gain) on sale of real estate owned	1,703	(321)
Expenses related to real estate owned	276	264		241
Other operating expenses	895	1,102		764
Total non-interest expense	28,693	26,178		30,483
Income before income tax expense	3,404	9,129		2,372
Income tax expense (note 13)	484	2,613		397
Net income	2,920	6,516		1,975
Less: Dividend on preferred shares	920	920		920
Accretion dividend on preferred shares	111	111		111
Net income available for common shareholders	$ 1,889	$ 5,485		$ 944
Earnings per share available to common stockholders (note 18):
Basic	$ 0.25	$ 0.96		$ 0.25
Fully diluted	$ 0.25	$ 0.96		$ 0.25
Weighted average shares outstanding-basic	7,460,294	5,732,495	[1]	3,714,195	[1]
Weighted average shares outstanding-diluted	7,460,294	5,732,495	[1]	3,714,195	[1]

[1]	Weighted average shares outstanding (basic and diluted) for 2009 adjusted to reflected 2% stock dividend paid to shareholders of record on September 30, 2010 and October 3, 2011. Weighted average shares outstanding (basic and diluted) for 2010 adjusted to reflected 2% stock dividend paid to shareholders of record on October 3, 2011.

Consolidated Statements Of Income (Parenthetical)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Adjusted to reflect common stock dividend paid to shareholders	2.00%	2.00%
Adjusted to reflect common stock dividend paid to shareholders record date	Oct 3, 2011	Sep 30, 2010
Dividend Paid [Member]
Adjusted to reflect common stock dividend paid to shareholders record date		Oct 3, 2011

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 2,920	$ 6,516	$ 1,975
Other comprehensive income, net of tax:
Unrealized holding gain arising during the year, net of tax effect	8,443	431	3,553
Unrealized gain (loss) on derivatives, net of tax effect	(138)	(293)	351
Reclassification adjustment for gains included in net income, net of tax effect	(1,912)	(2,313)	(1,791)
Comprehensive income	$ 9,313	$ 4,341	$ 4,088

Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member] USD ($)	Preferred Stock [Member]	Common Stock Warrants [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Treasury Stock [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2008	$ 41		$ 556	$ 44,193	$ 38,954	$ (6,495)	$ 1,035	$ 78,284
Balance, shares at Dec. 31, 2008	3,585,049	18,400
Net income					1,975			1,975
Restricted stock awards, shares	9,571
Net change in unrealized gains (losses) on securities available for sale, net of taxes							1,762	1,762
Net change in unrealized gain (losses) on derivatives, net of taxes							351	351
Preferred stock dividend					(851)			(851)
Common stock dividends					(1,723)			(1,723)
Compensation expense, restricted stock awards				151				151
Accretion of preferred stock discount				111	(111)
Balance at Dec. 31, 2009	41		556	44,455	38,244	(6,495)	3,148	79,949
Balance, shares at Dec. 31, 2009	3,594,620	18,400
Net income					6,516			6,516
Restricted stock awards, shares	9,751
Net change in unrealized gains (losses) on securities available for sale, net of taxes							(1,882)	(1,882)
Net change in unrealized gain (losses) on derivatives, net of taxes							(293)	(293)
Preferred stock dividend					(920)			(920)
Common stock issuance, net including treasury stock	35			28,917		1,419		30,371
Common stock issuance, net including treasury stock, shares	3,583,334
Exercise of options, net, shares	3,800
Stock dividend to common stockholders'	1			1,303	(1,304)
Stock dividend to common stockholders', shares	143,458
Cash dividend to common stockholders'					(2,431)			(2,431)
Compensation expense, restricted stock awards				134				134
Accretion of preferred stock discount				111	(111)
Balance at Dec. 31, 2010	77		556	74,920	39,994	(5,076)	973	111,444
Balance, shares at Dec. 31, 2010	7,334,963	18,400
Net income					2,920			2,920
Restricted stock awards	1			(1)
Restricted stock awards, shares	10,972
Net change in unrealized gains (losses) on securities available for sale, net of taxes							6,531	6,531
Net change in unrealized gain (losses) on derivatives, net of taxes							(138)	(138)
Preferred stock dividend					(920)			(920)
Stock dividend to common stockholders'	1			819	(820)
Stock dividend to common stockholders', shares	146,485
Cash dividend to common stockholders'					(1,472)			(1,472)
Compensation expense, restricted stock awards				118				118
Accretion of preferred stock discount				111	(111)
Balance at Dec. 31, 2011	$ 79		$ 556	$ 75,967	$ 39,591	$ (5,076)	$ 7,366	$ 118,483
Balance, shares at Dec. 31, 2011	7,492,420	18,400

Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Change in unrealized gain (losses) on securities available for sale, taxes	$ (3,364)	$ 969	$ (908)
Change in unrealized gain (losses) on derivatives, taxes	$ 71	$ 151	$ (181)
Preferred stock dividend, rate	5.00%	5.00%	5.00%
Common stock dividends per share	$ 0.2	$ 0.4	$ 0.48
Common stock issuance price per share		$ 8.55
Common stock issuance, treasury stock shares used for issuance		112,639
Common stock issuance, treasury stock average cost per share		$ 12.6

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 2,920	$ 6,516	$ 1,975
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	5,921	5,970	4,199
Depreciation	1,569	1,586	1,548
Goodwill impairment			4,989
Amortization of intangible assets	291	358	650
Amortization of investment premiums and discounts, net	2,538	1,496	299
Other than temporary impairment charge on available for sale securities	155		200
Benefit for deferred income taxes	(637)	(210)	(2,809)
Compensation expense, restricted stock grants and options	118	134	151
Income from bank owned life insurance	(316)	(344)	(481)
Loss on sale or call of securities held to maturity			6
Gain on sale of securities available for sale	(2,897)	(3,504)	(2,715)
Gain on sales of loans	(720)	(590)	(271)
Loss on sale of premises and equipment	145	6	22
Proceeds from sales of loans	36,367	43,456	5,771
(Gain) loss on sale of foreclosed assets	1,703	(321)	241
Originations of loans sold	(35,647)	(42,866)	(5,500)
(Increase) decrease in:
Accrued interest receivable	487	(893)	75
Other assets	265	2,261	(5,867)
Increase (decrease) in:
Accrued expenses and other liabilities	(1,046)	(661)	(541)
Income taxes payable			716
Net cash provided by operating activities	11,216	12,394	2,658
Cash flows from investing activities
Proceeds from sales, calls and maturities of securities held to maturity			448
Proceeds from sales, calls and maturities of securities available for sale	179,795	221,875	148,883
Purchase of securities available for sale	(195,740)	(290,765)	(186,736)
Net (increase) decrease in loans	34,186	24,665	(19,857)
Purchase of Federal Home Loan Bank stock	(50)	(97)	(231)
Proceeds from sale of foreclosed assets	9,590	3,897	902
Purchase of premises and equipment	(856)	(553)	(455)
Net cash provided (used in) investing activities	26,925	(40,978)	(57,046)
Cash flows from financing activities:
Net increase (decrease) in deposits	(26,834)	32,785	81,139
Increase (decrease) in advance payments by borrowers for taxes and insurance	(86)	3	26
Advances from Federal Home Loan Bank	30,000	39,000	66,895
Repayment of advances from Federal Home Loan Bank	(48,586)	(59,560)	(94,442)
Other advances			35,395
Repayment of other advances			(35,395)
Increase (decrease) in repurchase agreements	(2,030)	9,050	7,380
Sale of common stock		28,952
Sale of treasury stock		1,419
Dividends paid on preferred stock	(920)	(920)	(851)
Dividends paid on common stock	(1,909)	(2,272)	(1,723)
Net cash provided (used) in financing activities	(50,365)	48,457	58,424
Increase (decrease) in cash and cash equivalents	(12,224)	19,873	4,036
Cash and cash equivalents, beginning of period	60,984	41,111	37,075
Cash and cash equivalents, end of period	48,760	60,984	41,111
Supplemental disclosures of cash flow information:
Interest paid	9,589	11,826	14,424
Income taxes paid	2,105	4,110	2,420
Supplemental disclosures of non-cash investing and financing activities:
Loans charged off	4,875	5,290	1,836
Foreclosures and in substance foreclosures of loans during year	3,748	11,505	1,473
Net unrealized gains (losses) on investment securities classified as available for sale	9,895	(2,851)	2,670
Increase (decrease) in deferred tax asset related to unrealized gain (losses) on investments	(3,364)	969	(908)
Dividends declared and payable	176	613	454
Issue of unearned restricted stock	$ 87	$ 92	$ 93

Summary Of Significant Accounting Policies:	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies:
(1)	Summary of Significant Accounting Policies:

Nature of Operations and Customer Concentration

HopFed Bancorp, Inc. (the Corporation) is a bank holding company incorporated in the state of Delaware. The Company's principal business activities are conducted through it's wholly-owned subsidiary, Heritage Bank (the Bank), which is a federally chartered savings bank engaged in the business of accepting deposits and providing mortgage, consumer, construction and commercial loans to the general public through its retail banking offices. The Bank's business activities are primarily limited to western Kentucky and middle and western Tennessee. The Bank is subject to competition from other financial institutions. Deposits at the Bank are insured up to the applicable limits by the Federal Deposit Insurance Corporation (FDIC).

As part of the enactment of the Dodd-Frank Financial Reform Act of 2010, the Corporation and Bank's former regulator, the Office of Thrift Supervision, was eliminated on July 21, 2011. The Bank is currently subject to comprehensive regulation, examination and supervision by the Office of Comptroller of the Currency (OCC) and the FDIC. Supervision of the Corporation is conducted by the Federal Reserve.

A substantial portion of the Bank's loans are secured by real estate in the western Kentucky and middle and west Tennessee markets. In addition, foreclosed real estate is located in this same market. Accordingly, the ultimate ability to collect on a substantial portion of the Bank's loan portfolio and the recovery of a substantial portion of the carrying amount of foreclosed real estate is susceptible to changes in local market conditions.

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation, the Bank and its wholly-owned subsidiaries Fall & Fall Insurance and Fort Webb, LLC. (collectively the Company) for all periods. Significant inter-company balances and transactions have been eliminated in consolidation.

Accounting

The accounting and reporting policies of the Company are in accordance with accounting principles generally accepted in the United States of America and conform to general practices in the banking industry.

The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity (VIE) under accounting principles generally accepted in the United States. Voting interest entities are entities are entities in which the total equity investment is a risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make decision about the entity's activities. The Company consolidates voting interest entities in which it has all, or at least a majority of, the voting interest. As defined in applicable accounting standards, VIE's are entities in which it has all, or at least a majority of, the voting interest. A controlling financial interest in a VIE is present when an enterprise has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The subsidiary Fort Webb LLC is a VIE for which the Company is not the primary beneficiary. Accordingly, its accounts are not included in the Company's consolidated financial statements.

Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated balance sheet and revenues and expenses for the year. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowances for loan losses and foreclosed real estate, management obtains independent appraisals for significant properties.

Cash and Cash Equivalents

Cash and cash equivalents are defined as cash on hand, amounts due on demand from banks, interest-earning deposits in the Federal Home Loan Bank and federal funds sold with maturities of three months or less.

Securities

The Company reports debt, readily-marketable equity, mortgage-backed and mortgage related securities in one of the following categories: (i) "trading" (held for current resale) which are to be reported at fair value, with unrealized gains and losses included in earnings; and (ii) "available for sale" (all other debt, equity, mortgage-backed and mortgage related securities) which are to be reported at fair value, with unrealized gains and losses reported net of tax as a separate component of stockholders' equity. At the time of new security purchases, a determination is made as to the appropriate classification. Realized and unrealized gains and losses on trading securities are included in net income. Unrealized gains and losses on securities available for sale are recognized as direct increases or decreases in stockholders' equity, net of any tax effect. Cost of securities sold is recognized using the specific identification method. The Company does not classify any portion of its securities portfolio as held to maturity.

Interest income on securities is recognized as earned. The Company purchases many agency bonds at either a premium or discount to its par value. Premiums and discounts on agency bonds are amortized using the net interest method. For callable bonds purchased at a premium, the premium is amortized to the first call date. The Company has determined that callable bonds purchased at a premium have a high likelihood of being called, and the decision to amortize premiums to their first call is a more conservative method of recognizing income. For agency bonds purchased at a discount, the discount is accreted to the final maturity date. For callable bonds purchased at discount and called before maturity, the Company recognizes a gain on the sale of securities. The Company amortizes premiums and accretes discounts on mortgage back securities and collateralized mortgage obligations based on the securities three month average prepayment speed.

Other Than Temporary Impairment

A decline in the fair value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in the carrying amount to fair value. To determine whether impairment is other-than-temporary, management considers whether the entity expects to recover the entire amortized cost basis of the security by reviewing the present value of the future cash flows associated with the security. The shortfall of the present value of the cash flows expected to be collected in relation to the amortized cost basis is referred to as a credit loss. If a credit loss is identified, management then considers whether it is more-likely-than-not that the Company will be required to sell the security prior to recovery. If management concludes that it is not more-likely-than-not that it will be required to sell the security, then the security is not other-than-temporarily impaired and the shortfall is recorded as a component of equity. If the security is determined to be other-than-temporarily impaired, the credit loss is recognized as a charge to earnings and a new cost basis for the security is established.

Restricted Stock

Other securities, such as Federal Home Loan Bank (FHLB) stock are recorded at cost, as it is not actively traded and are reviewed for impairment at least annually.

Loans Receivable

Loans receivable are stated at unpaid principal balances, less the allowance for loan losses and deferred loan cost. The Statement of Financial Accounting Standards ASC 310-20, Nonrefundable Fees and Other Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases, requires the recognition of loan origination fee income over the life of the loan and the recognition of certain direct loan origination costs over the life of the loan.

Uncollectible interest on loans that are contractually past due is charged off, or an allowance is established based on management's periodic evaluation. The Company charges off loans after, in management's opinion, the collection of all or a large portion of the principal or interest is not collectable. The allowance is established by a charge to interest income equal to all interest previously accrued, and income is subsequently recognized only to the extent that cash payments are received while the loan is classified as non-accrual, when the loan is ninety days past due.

Loans may be returned to accrual status when all principal and interest amounts contractually due (including arrearages) are reasonably assured of repayment within an acceptable period of time, and there is a sustained period of repayment performance by the borrower in accordance with the contractual terms of interest and principal.

The Company provides an allowance for loan losses and includes in operating expenses a provision for loan losses determined by management. Management's periodic evaluation of the adequacy of the allowance is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, and current economic conditions. Management's estimate of the adequacy of the allowance for loan loss can be classified as either a reserve for currently classified loans or estimates of future losses in the current loan portfolio.

Loans are considered to be impaired when, in management's judgment, principal or interest is not collectible according to the contractual terms of the loan agreement. When conducting loan evaluations, management considers various factors such as historical loan performance, the financial condition of the borrower and adequacy of collateral to determine if a loan is impaired. Impaired loans and loans classified as temporary debt restructured may be classified as either substandard or doubtful and reserved for based on individual loans risk for loss. Loans not considered impaired may be classified as either special mention or watch and may be reserved for. Typically, unimpaired classified loans exhibit some form of weakness in either industry trends, collateral, or cash flow that result in a default risk greater than that of the Company's typical loan. All classified amounts include all unpaid interest and fees as well as the principal balance outstanding.

The measurement of impaired loans generally may be based on the present value of future cash flows discounted at the historical effective interest rate. However, the majority of the Company's problem loans become collateral dependent at the time they are judged to be impaired. Therefore, the measurement of impaired requires the Company to obtain a new appraisal to obtain the fair value of the collateral. The appraised value is then discounted to an estimated of the Company's net realizable value, reducing the appraised value by the amount of holding and selling costs. When the measured amount of an impaired loan is less than the recorded investment in the loan, the impairment is recorded as a charge to income and a valuation allowance, which is included as a component of the allowance for loan losses.

For loans not individually classified, Management considers the Company's recent charge off history, the Company's current past due and non-accrual trends, banking industry trends and both local and national economic conditions when making an estimate as to the amount to reserve for losses. In today's economic climate, the Company must be mindful of its local economy and the current loan portfolio mix.

Management believes it has established the allowance in accordance with accounting principles generally accepted in the United States of America and has taken into account the views of its regulators and the current economic environment.

Fixed Rate Mortgage Originations

The Company operates a mortgage division that originates mortgage loans in the name of assorted investors, including Federal Home Loan Mortgage Corporation (Freddie Mac). Originations for Freddie Mac are sold through the Bank while originations to other investors are sold directly to those investors. On a limited basis, loans sold to Freddie Mac may result in the Bank retaining loan servicing rights. In recent years, customers have chosen lower origination rates over having their loan locally serviced; thereby limiting the amount of new loans sold with servicing retained. At December 31, 2011, the Bank maintained a servicing portfolio of one to four family real estate loans of approximately $22.3 million. For the years ended December 31, 2011, and December 31, 2010, the Bank has reviewed the value of the servicing asset as well as the operational cost associated with servicing the portfolio. After this review, the Bank has determined that the values of its servicing rights are not material to the Company's consolidated financial statements.

Mortgage loans held for sale are generally delivered to secondary market investors under best efforts sales commitments entered into prior to the closing of the individual loan. Loan sales and related gains or losses are recognized at settlement. Loan fees earned for the servicing of secondary market loans are recognized as earned.

Real Estate and Other Assets Owned

Assets acquired through, or in lieu of, loan foreclosure or repossession carried at the lower of cost or fair value less selling expenses. Costs of improving the assets are capitalized, whereas costs relating to holding the property are expensed. Management conducts periodic valuations (no less than annually) and any adjustments to value are recognized in the current period's operations.

Brokered Deposits

The Company may choose to attract deposits from several sources, including using outside brokers to assist in obtaining time deposits using national distribution channels. Brokered deposits offer the Company an alternative to Federal Home Loan Bank advances and local retail time deposits.

Repurchase Agreements

The Company sells investments from its portfolio to business and municipal customers with a written agreement to repurchase those investments on the next business day. The repurchase product gives business customers the opportunity to earn income on liquid cash reserves. These funds are overnight borrowings of the Company secured by Company assets and are not FDIC insured. The Company has also entered into two long-term repurchase agreements with third parties as discussed in Note 8.

Revenue Recognition

Interest income on loans receivable is reported on the interest method. Interest income is not reported when full loan repayment is in doubt, typically when the loan is impaired, placed in non-accrual status, or payments are past due more than 90 days. Interest earned as reported as income is reversed on any loans classified as non-accrual or past due more than 90 days. Interest may continue to accrue on loans over 90 days past due if they are well secured and in the process of collection.

Income Taxes

Income taxes are accounted for through the use of the asset and liability method. Under the asset and liability method, deferred taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes of a change in tax rates would be recognized in income in the period that includes the enactment date. The Company files its federal income tax return on a consolidated basis with its subsidiaries. The Company files its Tennessee state income tax return on a consolidated basis. All taxes are accrued on a separate entity basis.

Operating Segments

The Company's continuing operations include one primary segment, retail banking. The retail banking segment involves the origination of commercial, residential and consumer loans as well as the collections of deposits in eighteen branch offices.

Premises and Equipment

Land, land improvements, buildings, and furniture and equipment are carried at cost, less accumulated depreciation and amortization. Buildings and land improvements are depreciated generally by the straight-line method, and furniture and equipment are depreciated under various methods over the estimated useful lives of the assets. The Company capitalizes interest expense on construction in process at a rate equal to the Company's cost of funds. The estimated useful lives used to compute depreciation are as follows:

Land improvements	5-15 years
Buildings	40 years
Furniture and equipment	5-15 years

Goodwill

It is the Company's policy to review goodwill annually to determine if impairment exist. On October 7, 2009, the Company determined that all goodwill outstanding at September 30, 2009, was impaired and therefore was charged off.

Intangible Assets

The intangible assets for insurance contracts and core deposits related to the Fulton acquisition of September 2002 was amortized using the straight-line method over the estimated period of benefit of seven years and was fully amortized in July of 2009. The core deposit intangible asset related to the middle Tennessee acquisition of June 2006 is amortized using the sum of the year's digits method over an estimated period of nine years. On an annual basis, the Company evaluates the recoverability of the intangible assets and takes into account events or circumstances that warrant a revised estimate of the useful lives or indicates that impairment exists.

Bank Owned Life Insurance

Bank owned life insurance policies (BOLI) are recorded at the cash surrender value or the amount to be realized upon current redemption. The realization of the redemption value is evaluated for each insuring entity that holds insurance contracts annually by management.

Advertising

The Company expenses the production cost of advertising as incurred.

Financial Instruments

The Company has entered into off-balance-sheet financial instruments consisting of commitments to extend credit and commercial letters of credit. Such financial instruments are recorded in the consolidated financial statements when they are funded or related fees are incurred or received.

Derivative Instruments:

Under guidelines ASC 815, Accounting for Derivative Instruments and Hedging Activities, as amended, all derivative instruments are required to be carried at fair value on the consolidated balance sheets. ASC 815 provides special hedge accounting provisions, which permit the change in fair value of the hedge item related to the risk being hedged to be recognized in earnings in the same period and in the same income statement line as the change in the fair value of the derivative.

A derivative instrument designated in a hedge relationship to mitigate exposure to changes in the fair value of an asset, liability or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges under ASC 815. Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Cash value hedges are accounted for by recording the fair value of the derivative instrument and the fair value related to the risk being hedged of the hedged asset or liability on the consolidated balance sheet with corresponding offsets recorded in the consolidated balance sheet. The adjustment to the hedged asset or liability is included in the basis of the hedged item, while the fair value of the derivative is recorded as a freestanding asset or liability. Actual cash receipts or payments and related amounts accrued during the period on derivatives included in a fair value hedge relationship are recorded as adjustments to the income or expense recorded on the hedged asset or liability.

Under both the fair value and cash flow hedge methods, derivative gains and losses not effective in hedging the change in fair value or expected cash flows of the hedged item are recognized immediately in the income statement. At the hedge's inception and at least quarterly thereafter, a formal assessment is performed to determine whether changes in the fair values or cash flows of the derivative instrument has been highly effective in offsetting changes in the fair values or cash flows of the hedged items and whether they are expected to be highly effective in the future. If it is determined a derivative instrument has not been, or will not continue to be highly effective as a hedge, hedged accounting is discontinued. ASC 815 basis adjustments recorded on hedged assets and liabilities are amortized over the remaining life of the hedged item beginning no later than when hedge accounting ceases. There were no fair value hedging gains or losses, as a result of hedge ineffectiveness, recognized for the years ended December 31, 2011, 2010 and 2009.

Fair Values of Financial Instruments

In October of 2008, the Bank entered into an interest rate swap agreement for a term of seven years and an amount of $10 million. The Bank will pay a fixed rate of 7.27% for seven years and receive an amount equal to the three-month London Interbank Lending Rate (Libor) plus 3.10%. The interest rate swap is classified as a cash flow hedge by the Bank and will be tested quarterly for effectiveness. At December 31, 2011, the cost of the Bank to terminate the cash flow hedge is approximately $1,297,000.

The Bank, in the normal course of business, originates fixed rate mortgages that are sold to the Federal Home Loan Mortgage Corporation (Freddie Mac). Upon tentative underwriting approval by Freddie Mac, the Bank issues a best effort commitment to originate a fixed rate first mortgage under specific terms and conditions that the Bank intends to sell to Freddie Mac. The Bank no longer assumes a firm commitment to originate fixed rate loans, thus eliminating the risk of having to deliver loans they did not close or pay commitment fees to make Freddie Mac whole.

ASC 825, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Fair value estimates are made at a point in time, based on relevant market information and information about the financial instrument. Accordingly, such estimates involve uncertainties and matters of judgment and therefore cannot be determined with precision. ASC 825 excludes certain financial instruments and all non-financial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following are the more significant methods and assumptions used by the Company in estimating its fair value disclosures for financial instruments:

Cash and cash equivalents

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents approximate those assets' fair values, because they mature within 90 days or less and do not present credit risk concerns.

Available-for-sale securities

Fair values for investment securities available-for-sale are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments provided by a third party pricing service. The Company reviews all securities in which the book value is greater than the market value for impairment that is other than temporary. For securities deemed to be other than temporarily impaired, the Company reduces the book value of the security to its market value by recognizing an impairment charge on its income statement.

Loans Receivable

The fair values for loans receivable are estimated using discounted cash flow analysis which considers future re-pricing dates and estimated repayment dates, and further using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Loan fair value estimates include judgments regarding future expected loss experience and risk characteristics.

Letters of Credit

The fair value of standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the likelihood of the counter parties drawing on such financial instruments and the present creditworthiness of such counter parties. Such commitments have been made on terms which are competitive in the markets in which the Company operates, thus, the fair value of standby letters of credit equals the carrying value for the purposes of this disclosure.

Accrued Interest Receivable

Fair value is estimated to approximate the carrying amount because such amounts are expected to be received within 90 days or less and any credit concerns have been previously considered in the carrying value.

Repurchase Agreements

Overnight repurchase agreements have a fair value at book, given that they mature overnight. Longer maturity repurchase agreements are assigned a fair value of book given the limited nature of a secondary market.

Bank Owned Life Insurance

The fair value of bank owned life insurance is the cash surrender value of the policy less redemption charges. By surrendering the policy, the Company is also subject to federal income taxes on all earnings previously recognized.

Deposits

The fair values disclosed for deposits with no stated maturity such as demand deposits, interest-bearing checking accounts and savings accounts are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). The fair values for certificates of deposit and other fixed maturity time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on such type accounts to a schedule of aggregated contractual maturities on such time deposits.

Advances from the Federal Home Loan Bank (FHLB)

The fair value of these advances is estimated by discounting the future cash flows of these advances using the current rates at which similar advances could be obtained.

Restricted Stock

The fair value of restricted stock is recorded at cost as this is the contractual redemption amount subject to certain restrictions.

Subordinated debentures

The book value of subordinated debentures is cost. The subordinated debentures re-price quarterly at a rate equal to three month libor plus 3.10%.

Off-Balance-Sheet Instruments

Off-balance-sheet lending commitments approximate their fair values due to the short period of time before the commitment expires.

Dividend Restrictions

The Company is not permitted to pay a dividend to common shareholders if it fails to make a quarterly interest payment to the holders of the Company's subordinated debentures or fails to make a quarterly dividend payment on preferred shares owned by the United States Treasury Department. Furthermore, the Bank may be restricted in the payment of dividends to the Company by the Bank's primary regulator, the Office of Comptroller of the Currency (OCC). Any restrictions imposed by the OCC would effectively limit the Company's ability to pay a dividend to its common stockholders as discussed in note 17.

Earnings Per Share

Earnings per share (EPS) consists of two separate components, basic EPS and diluted EPS. Basic EPS is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding for each period presented. Diluted EPS is calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding plus dilutive common stock equivalents (CSE). CSE consists of dilutive stock options granted through the Company's stock option plan. Restricted stock awards represent future compensation expense and are dilutive. Common stock equivalents which are considered anti-dilutive are not included for the purposes of this calculation.

Both EPS and diluted EPS are reduced by the amount of dividend payments on preferred stock and the accretion of the discount on the preferred stock. The effect of the Company's dividend payment on preferred stock and accretion of the preferred stock discount reduced the Company's earnings by $1.0 million for the years ended December 31, 2011, December 31, 2010, and December 31, 2009, or $0.14 per share (basic and fully diluted) for the year ended December 31, 2011, $0.18 per share (basic and fully diluted) for the year ended December 31, 2010, and $0.28 per share (basic and fully diluted) for the year ended December 31, 2009.

Stock Compensation

The implementation of ASC 718, Compensation – Stock Compensation, had no effect on the Company's net income or earnings per share for the year ended December 31, 2011, 2010 and 2009, respectively.

The Company utilized the Black-Scholes valuation model to determine the fair value of stock options on the date of grant. The model derives the fair value of stock options based on certain assumptions related to the expected stock prices volatility, expected option life, risk-free rate of return and the dividend yield of the stock. The expected life of options granted is estimated based on historical employee exercise behavior. The risk free rate of return coincides with the expected life of the options and is based on the ten year Treasury note rate at the time the options are issued. The historical volatility levels of the Company's common stock are used to estimate the expected stock price volatility. The set dividend yield is used to estimate the expected dividend yield of the stock.

At December 31, 2011, the number of options outstanding and the weighted average exercise price of options have been adjusted for the 2% stock dividend paid to stockholders of record on September 30, 2010, and October 3, 2011.

Reclassifications

Certain items in prior financial statements have been reclassified to conform to the current presentation.

Effect of New Accounting Pronouncements

In July 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. ASU 2010-20 provides enhanced disclosures related to the credit quality of financing receivables and the allowance for credit losses, and provides that new and existing disclosures should be disaggregated based on how an entity develops its allowance for credit losses and how it manages credit exposures.

Under the provisions of ASU 2010-20, additional disclosures required for financing receivables include information regarding the aging of past due receivables, credit quality indicators, and modifications of financing receivables. The provisions of ASU 2010-20 were effective for periods ending after December 15, 2010, with the exception of the amendments to the roll-forward of the allowance for credit losses which are effective for periods beginning after December 15, 2010. Comparative disclosures are required only for periods ending subsequent to initial adoption. HopFed Bancorp adopted the provisions of ASU 2010-20 and has provided the required disclosures in the consolidated financial statements provided herein.

In 2010, the FASB issued ASU 2010-11, Scope Exception Related to Embedded Credit Derivatives. ASU 2010-11 amends ASC 815 to provide clarifying language regarding when embedded credit derivative features are not considered embedded derivatives subject to potential bifurcation and separate accounting. The provisions of ASU 2010-11 are effective for periods beginning after June 15, 2010, and require re-evaluation of certain preexisting contracts to determine whether the accounting for such contracts is consistent with the amended guidance in ASU 2010-11. If the fair value option is elected for an instrument upon adoption of the amendments to ASC 815, re-evaluation of such preexisting contracts is not required. The adoption of this standard did not impact the operating results of the Company.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income, new disclosure guidance related to the presentation of the Statement of Comprehensive Income. This guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity and requires presentation of reclassification adjustments on the face of the income statement. The effective date of this pronouncement is for financial statement periods beginning after December 15, 2011. The adoption of this standard will not have a material impact on the Company's consolidated financial statements of income, condition and cash flow.

ASU 2011-01 - Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20 ("ASU 2011-01"). ASU 2011-01 temporarily delayed the effective date of the disclosures surrounding troubled debt restructurings in Update 2010-20 for public companies. The Financial Accounting Standards Board ("FASB") deliberated on what constitutes a troubled debt restructuring and coordinated that guidance with the effective date of the new disclosures, which are effective for interim and annual periods ending after June 15, 2011.

In April 2011, the FASB issued ASU 2011-02, A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring. The provisions of ASU 2011-02 provide additional guidance related to determining whether a creditor has granted a concession, including factors and examples for creditors to consider in evaluating when a credit restructuring results in a delay in payment that is insignificant, prohibits creditors from using the borrowers interest cost as a factor in determining whether the lender has granted a concession to the borrower, and added factors for creditors to use in determining whether a borrower is experiencing financial difficulties. A provision in ASU 2011-02 ends the FASB's deferral of additional disclosures about troubled debt restructuring as required by ASU 2010-20. The provisions of ASU 2011-02 are effective for the Company's reporting period ending September 30, 2011. The adoption of ASU 2011-02 did not have a material impact on the Company's consolidated financial statements of income, financial condition and cash flow.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in United States of America generally accepted accounting principles (U.S. GAAP) and International Financial Reporting Standards (Topic 820) – Fair Value Measurement (ASU 2011-04), to provide consistent definition of the fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 is effective for reporting periods ending after March 30, 2012, and will be applied prospectively. The Company is currently evaluating the impact of ASU 2011-04.

In September 2011, the FASB issued ASU No. 2011-8, Intangibles – Goodwill and other, regarding testing goodwill for impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting until is less than its carrying amount. If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill reporting unit is more than its carrying amount, the two-step goodwill impairment test is not required. The new guidance is effective on January 1, 2012. The Company does not anticipate that the implementation of ASU 2011-8 will have a material impact on our consolidated financial statements of income, condition and cash flow.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact on the Company's financial position, results of operations or cash flows.

Securities:	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities:

Securities, which consist of debt and equity investments, have been classified in the consolidated balance sheets according to management's intent. The carrying amount of securities and their estimated fair values follow:

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for Sale:
U.S. government and agency securities	$171,141	3,511	(65)	174,587
Tax free municipal bonds	60,432	4,623	—	65,055
Taxable municipal bonds	12,846	1,059	—	13,905
Trust preferred securities	2,000	—	(1,007)	993
Mortgage-backed securities:
GNMA	30,427	1,413	(19)	31,821
FNMA	59,195	2,101	(1)	61,295
FHLMC	15,108	491	—	15,599
NON-AGENCY CMOs	2,012	7	(223)	1,796
AGENCY CMOs	18,163	568	—	18,731

	$371,324	13,773	(1,315)	383,782

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Restricted:
FHLB stock	$4,378	—	—	4,378

Available for Sale:
U.S. government and agency securities	$163,365	2,921	(1,882)	164,404
Tax free municipal bonds	64,967	481	(1,055)	64,393
Taxable municipal bonds	17,037	105	(350)	16,792
Trust preferred securities	2,000	—	(723)	1,277
Mortgage-backed securities:
GNMA	30,325	873	(184)	31,014
FNMA	27,324	1,247	(23)	28,548
FHLMC	19,059	413	(29)	19,443
NON-AGENCY CMOs	3,711	38	(205)	3,544
AGENCY CMOs	27,388	1,039	(104)	28,323

	$355,176	7,117	(4,555)	357,738

The scheduled maturities of debt securities available for sale at December 31, 2011, and December 31, 2010, were as follows:

2011	Amortized Cost	Estimated Fair Value
Due within one year	$461	464
Due in one to five years	6,844	6,929
Due in five to ten years	24,471	26,153
Due after ten years	72,460	75,804

	104,236	109,350
Amortizing agency bonds	142,183	145,190
Mortgage-backed securities	124,905	129,242

Total securities available for sale	$371,324	383,782

2010	Amortized Cost	Estimated Fair Value
Due within one year	$778	773
Due in one to five years	6,699	6,772
Due in five to ten years	21,825	22,069
Due after ten years	88,180	86,836

	117,482	116,450
Amortizing agency bonds	129,887	130,416
Mortgage-backed securities	107,807	110,872

Total securities available for sale	$355,176	357,738

FHLB stock is an equity interest in the Federal Home Loan Bank. FHLB stock does not have a readily determinable fair value because ownership is restricted and a market is lacking. FHLB stock is classified as a restricted investment security, carried at cost and evaluated for impairment.

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2011, are as follows:

	Less than 12 months		12 months or longer		Total
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Available for sale
U.S. government and agency securities:
Agency debt securities	$20,422	(54)	2,007	(11)	22,429	(65)
Taxable municipals	—	—	—	—	—	—
Tax free municipals	—	—	—	—	—	—
Trust preferred securities	—	—	993	(1,007)	993	(1,007)
Mortgage-backed securities:
GNMA	1,925	(19)	—	—	1,925	(19)
FNMA	—	—	81	(1)	81	(1)
FHLMC	—	—	—	—	—	—
NON-AGENCY CMOs	—	—	1,494	(223)	1,494	(223)
AGENCY CMOs	—	—	—	—	—	—

Total Available for Sale	$22,347	(73)	4,575	(1,242)	26,922	(1,315)

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluations. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2011, the Company has nine securities with unrealized losses. With the exception of two bonds discussed below, Management believes these unrealized losses relate to changes in interest rates and not credit quality. Management also believes the Company has the ability to hold these securities until maturity or for the foreseeable future and therefore no declines are deemed to be other than temporary.

The Company's most recent review for other than temporary impairment indicated that two private label CMO's were other than temporarily impaired due to adverse credit quality. As a result, the Company has reduced the book balance of two private label CMO's as follows:

CUSIP	Description	Current Par Value	Current Moody's Credit Rating	2011 Impairment Charge	2009 Impairment Charge	Total Impairment Charge
362290AC2	GSR 2007 TR-AR12	$984,098	CC	$65,500	$180,000	$245,500
12638PCQ0	CSMC 2007-3 4A15	$719,907	Caa3	$89,500	$20,000	$109,500

In June of 2008, the Company purchased $2 million par value of a private placement subordinated debenture issued by First Financial Services Corporation. The debenture is a thirty year security with a coupon rate of 8.00%. First Financial Services Corporation is a NASDAQ listed commercial bank holding company trading under the symbol FFKY and located in Elizabethtown, Kentucky. In October of 2010, FFKY informed the owners of its subordinated trust, including the Company, that it was deferring the dividend payments for up to five years as prescribed by the trust. FFKY has suffered significant asset quality issues that have resulted in negative earnings since 2009 and have negatively impacted FFKY's capital position.

Currently, FFKY is under a Consent Order issued jointly by the Kentucky State Department of Financial Institutions and the FDIC. The consent order requires FFKY to increase its Tier 1 Capital Ratio to 8% and its Total Risk Based Capital Ratio to 12.00%. At September 30, 2010, FFKY had not met the capital goals established by their regulators but remains "Adequately Capitalized" in accordance with FDIC guidelines.

The Company continues to monitor all quarterly reports issued by both FFKY and its bank subsidiary to determine if the investment in the subordinated trust is other than temporarily impaired. At December 31, 2011, the Company has determined, based on the suspension of the dividend, that the investment is not other than temporarily impaired and has taken a $1.0 million reduction in other comprehensive income related to the lack of current cash flow from the debenture. The Company has further determined, based on the financial trends and capital position of FFKY and its bank subsidiary, that the Company's investment in the subordinated debenture is not permanently impaired at this time.

On February 9, 2012, FFKY announced the sale of four branch offices located in Indiana to a local financial institution. At December 31, 2011, the branches held approximately $117.2 million in deposits and $35.4 million in loans. FFKY anticipates realizing a net gain of approximately $3.4 million on this transaction based on the financial information at December 31, 2011. This transaction is projected to increase the Tier 1 Capital of FFKY to 6.75% from 5.87%. The transaction is expected to close in the third quarter of 2012. The Company will continue to monitor all available public information as well as maintain a dialogue with the management team of FFKY to ascertain the future business prospects of FFKY and the Company's investment.

During 2011, the Company sold investment securities classified as available for sale for proceeds of $115.2 million resulting in gross gains of $3.2 million and gross losses of $335,000. During 2010, the Company sold investment securities classified as available for sale for proceeds of $103.8 million resulting in gross gains of $3.5 million and gross losses of $30,000. During 2009, the Company sold investment securities classified as available-for-sale for proceeds of $80.5 million resulting in gross gains of $2.7 million and gross losses of $17,000.

As part of its normal course of business, the Bank holds significant balances of municipal and other deposits that require the Bank to pledge investment instruments as collateral. At December 31, 2011, the Bank pledged investments with a book value of $124.2 million and a market value of approximately $133.0 million to various municipal entities as required by law. The Bank has pledged various investments with a book value of $5.8 million and a market value of $6.0 million to the Federal Home Loan Bank of Cincinnati to provide for a higher level of available borrowings. In addition, the Bank has provided $32.8 million of letters of credit issued by the Federal Home Loan Bank of Cincinnati to collateralize municipal deposits. The collateral for these letters of credit are the Bank's one to four family loan portfolio, commercial real estate portfolio and its multi-family loan portfolio.

Loans Receivable, Net:	12 Months Ended
Dec. 31, 2011
Loans Receivable, Net [Abstract]
Loans Receivable, Net:

The components of loans receivable in the consolidated balance sheets as of December 31, 2011, and December 31, 2010, were as follows:

	12/31/2011	12/31/2011	12/31/2010	12/31/2010
	Amount	Percent	Amount	Percent
Real estate loans:
One-to-four family (closed end) first mortgages	$171,192	30.2%	$182,671	30.0%
Home equity lines of credit	38,694	6.8%	40,191	6.6%
Junior lien	6,209	1.1%	6,196	1.0%
Multi-family	33,739	5.9%	29,416	4.8%
Construction	11,931	2.1%	23,361	3.8%
Land	52,338	9.2%	60,063	9.9%
Non-residential real estate	183,485	32.3%	195,285	32.0%

Total mortgage loans	497,588	87.6%	537,183	88.1%
Consumer loans	15,110	2.7%	18,060	3.0%
Commercial loans	54,673	9.7%	54,439	8.9%

Total other loans	69,783	12.4%	72,499	11.9%

Total loans, gross	567,371	100.0%	609,682	100.0%

Deferred loan cost, net of income	251		363
Less allowance for loan losses	11,262		9,830

Total loans	$556,360		$600,215

The Company's loan portfolio balance has declined in each of the last two years. The decline is the result of a combination of factors, including a weak economy, both locally and nationally. In 2010 and 2011, unemployment in the Company's market area ranged from 9% to 13%. The Company's MOU with its former regulator, the OTS, restricted the Company's ability to grow its owner occupied commercial real estate loan portfolio.

The Company's loan portfolio includes a significant amount of loans secured by raw land and commercial real estate. These loans have come under increased regulatory scrutiny due to the potential for higher levels of losses. At December 31, 2011, the performance of the Company's land and commercial real estate loans has been satisfactory.

In 2010, the credit quality of the Company's multi-family loan portfolio began to experience an increase in delinquency and losses as compared to other segments of the loan portfolio due to the deployment of the more than 10,000 army personnel from the 101st Airborne at Fort Campbell, Kentucky, to the Middle East, reducing the number of potential renters in the Company's largest market. In the first half of 2011, the deployed troops returned to Fort Campbell, thus creating a strong demand for multi-family real estate properties. This demand allowed the Company to sell a large portion of its other real estate owned.

Loans serviced for the benefit of others totaled approximately $59.2 million, $56.3 million and $42.1 million at December 31, 2011, 2010 and 2009, respectively. At December 31, 2011, approximately $22.3 million of the $59.2 million in loans serviced by the Company are serviced for the benefit of Freddie Mac. Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow amounts, disbursing payments to investors and foreclosure processing. The servicing rights associated with these loans are not material to the Company's consolidated financial statements. Qualified one-to-four family first mortgage loans, non-residential real estate loans, multi-family loans and commercial real estate loans are pledged to the Federal Home Loan Bank of Cincinnati as discussed in note 7.

The Company originates most fixed rate loans for immediate sale to the Federal Home Loan Mortgage Corporation (FHLMC) or other investors. Generally, the sale of such loans is arranged shortly after the loan application is tentatively approved through commitments.

The Company conducts annual reviews on all loan relationships above $1.0 million to ascertain the borrowers continued ability to service their debt as agreed. In addition to the credit relationships mentioned above, management may classify any credit relationship once it becomes aware of adverse credit trends for that customer. Typically, the annual review consists of updated financial statements for borrowers and any guarantors, a review of the borrower's credit history with the Company and other creditors, and current income tax information. As a result of this review, management will classify loans based on their credit risk. Additionally, the Company provides a risk grade for all loans past due more than sixty days. The Company uses the following risk definitions for risk grades:

Satisfactory loans of average strength having some deficiency or vulnerability to changing economic or industry conditions. These customers should have reasonable amount of capital and operating ratios. Secured loans may lack in margin or liquidity. Loans to individuals, perhaps supported in dollars of net worth, but with supporting assets may be difficult to liquidate.

Watch loans are acceptable credits: (1) that need continual monitoring, such as out-of territory or asset-based loans (since the Company does not have an asset-based lending department), or (2) with a marginal risk level to business concerns and individuals that; (a) have exhibited favorable performance in the past, though currently experiencing negative trends; (b) are in an industry that is experiencing volatility or is declining, and their performance is less than industry norms; and (c) are experiencing unfavorable trends in their financial position, such as one-time net losses or declines in asset values. These marginal borrowers may have early warning signs of problems such as occasional overdrafts and minor delinquency.

If considered marginal, a loan would be a "watch" until financial data demonstrated improved performance or further deterioration to a "substandard" grade usually within a 12-month period. In the table on page 65, Watch loans are included with satisfactory loans and classified as Pass.

Other Loans Especially Mentioned are currently protected but are potentially weak. These loans constitute an undue and unwarranted credit risk but not to the point of justifying a substandard classification. The credit risk may be relatively minor yet constitutes an unwarranted risk in light of the circumstances surrounding a specific loan. These credit weaknesses, if not checked or corrected, will weaken the loan or inadequately protect the Bank's credit position at some future date.

A Substandard loan is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. The loans are characterized by the higher degree of likelihood that the Company will sustain some loss if the deficiencies are not corrected. This does not imply ultimate loss of the principal, but may involve burdensome administrative expenses and the accompanying cost to carry the credit. Examples of substandard loans include those to borrowers with insufficient or negative cash flow, negative net worth coupled with inadequate guarantor support, inadequate working capital, and/or significantly past-due loans and overdrafts.

A loan classified Doubtful has all the weaknesses inherent in a substandard credit except that the weaknesses make collection or liquidation in full (on the basis of currently existing facts, conditions, and values) highly questionable and improbable. The possibility of loss is extremely high, but because of certain pending factors charge-off is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition, or liquidation procedures, capital injection, perfecting liens on additional collateral, and refinancing plans. The doubtful classification is applied to that portion of the credit in which the full collection of principal and interest is questionable.

A loan is considered to be impaired when management determines that it is probable that the Company will be unable to collect all principal and interest payments due in accordance with the contractual terms of the loan agreement. The value of individually impaired loans is measured based on the present value of expected payments using the fair value of the collateral if the loan is collateral dependent. Currently, it is management's practice to classify all substandard or doubtful loans as impaired.

Loans by classification type and the related valuation allowance amounts at December 31, 2011, were as follows:

	Pass	Special Mention	Impaired Loans		Total	Specific Allowance for Impairment	Allowance for Performing loans
			Substandard	Doubtful
			(Dollars in Thousands)
December 31, 2011
One-to-four family mortgages	$153,375	9,434	8,153	230	171,192	728	1,912
Home equity lines of credit	36,528	1,694	233	239	38,694	131	277
Junior lien	4,778	622	809	—	6,209	180	97
Multi-family	20,715	7,073	5,951	—	33,739	26	1,175
Construction	9,943	213	1,775	—	11,931	14	125
Land	17,570	24,714	9,055	999	52,338	924	408
Non-residential real estate	142,190	25,077	16,101	117	183,485	1,374	2,297
Consumer loans	14,399	268	423	20	15,110	80	182
Commercial loans	45,509	4,009	5,034	121	54,673	623	709

Total	$445,007	73,104	47,534	1,726	567,371	4,080	7,182

Loans by classification type and the related valuation allowance amounts at December 31, 2010, were as follows:

	Pass	Special Mention	Impaired Loans		Total	Specific Allowance for Impairment	Allowance for Performing loans
			Substandard	Doubtful
			(Dollars in Thousands)
December 31, 2010
One-to-four family mortgages	$165,864	8,121	8,388	298	182,671	350	747
Home equity lines of credit	39,129	499	333	230	40,191	77	135
Junior lien	5,514	495	187	—	6,196	105	41
Multi-family	26,098	—	3,017	301	29,416	178	1,844
Construction	16,164	3,292	3,702	203	23,361	108	549
Land	29,858	16,930	13,275	—	60,063	588	277
Non-residential real estate	160,995	11,089	22,780	421	195,285	2,540	1,485
Consumer loans	17,488	205	367	—	18,060	85	23
Commercial loans	47,016	2,314	5,092	17	54,439	255	443

Total	$508,126	42,945	57,141	1,470	609,682	4,286	5,544

Impaired loans by classification type and the related valuation allowance amounts at December 31, 2011, were as follows:

	At December 31, 2011			For the year ended December 31, 2011
Impaired loans with no recorded allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
One-to-four family mortgages	$5,144	5,300	—	5,814	220
Home equity line of credit	181	181	—	312	5
Junior lien	469	469	—	287	14
Multi-family	5,059	5,059	—	2,797	242
Construction	1,589	1,589	—	1,437	63
Land	7,513	7,513	—	10,777	446
Non-residential real estate	9,458	11,530	—	10,410	312
Consumer loans	75	75	—	92	4
Commercial loans	480	584	—	2,244	33

Total	$29,968	32,300	—	34,170	1,339

	At December 31, 2011			For the year ended December 31, 2011
Impaired loans with recorded allowance:	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
One-to-four family mortgages	$3,239	3,239	728	3,563	183
Home equity line of credit	291	291	131	399	13
Junior lien	340	340	180	703	16
Multi-family	892	892	26	1,962	15
Construction	186	186	14	1,222	11
Land	2,541	2,541	924	3,261	157
Non-residential real estate	6,760	6,760	1,374	10,833	360
Consumer loans	368	368	80	344	3
Commercial loans	4,675	4,675	623	2,671	27

Total	$19,292	19,292	4,080	24,958	785

Total impaired loans	$49,260	51,592	4,080	59,128	2,124

Impaired loans by classification type and the related valuation allowance amounts at December 31, 2010, were as follows:

	At December 31, 2010			For the year ended December 31, 2010
Impaired loans with no recorded allowance:	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
One-to-four family mortgages	$7,097	7,097	—	3,863	352
Home equity line of credit	419	419	—	207	15
Junior lien	—	—	—	156	10
Multi-family	1,456	1,456	—	389	31
Construction	1,238	1,238	—	1,480	38
Land	11,175	11,175	—	10,282	328
Non-residential real estate	13,194	13,194	—	10,242	808
Consumer loans	51	51	—	459	1
Commercial loans	4,576	4,576	—	1,721	73

Total	$39,206	39,206	—	28,799	1,656

	At December 31, 2010			For the year ended December 31, 2010
Impaired loans with recorded allowance:	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
One-to-four family mortgages	$1,589	1,589	350	1,059	88
Home equity line of credit	144	144	77	156	6
Junior lien	187	187	105	75	5
Multi-family	1,862	1,862	178	6,828	18
Construction	2,667	2,667	108	1,202	176
Land	2,100	2,100	588	573	92
Non-residential real estate	10,007	10,007	2,540	3,537	720
Consumer loans	316	316	85	613	1
Commercial loans	533	533	255	353	34

Total	$19,405	19,405	4,286	14,396	1,140

Total impaired loans	$58,611	58,611	4,286	43,195	2,796

The average recorded investment in impaired loans for the years ended December 31, 2011, 2010 and 2009 was $59.1 million, $43.2 million and $27.7 million, respectively. Interest income recognized on impaired loans for the years ended December 31, 2011 and December 31, 2010 was $2.1 million and $2.8 million, respectively. The following table provides a detail of the Company's activity in the allowance for loan loss account by loan type for the year ended December 31, 2011:

Year ended December 31, 2011	Balance 12/31/2010	Charge off 2011	Recovery 2011	General Provision 2011	Specific Provision 2011	Ending Balance 12/31/2011
One-to-four family mortgages	$1,097	(758)	139	1,687	475	2,640
Home equity line of credit	212	(123)	—	245	74	408
Junior liens	146	(27)	1	79	78	277
Multi-family	2,022	(89)	—	26	(758)	1,201
Construction	657	(353)	—	(91)	(74)	139
Land	865	(308)	30	353	392	1,332
Non-residential real estate	4,025	(2,645)	84	1,114	1,093	3,671
Consumer loans	108	(371)	112	425	(12)	262
Commercial loans	698	(201)	20	305	510	1,332

	$9,830	(4,875)	386	4,143	1,778	11,262

The following table provides a detail of the Company's activity in the allowance for loan loss account allocated by loan type for the year ended December 30, 2010:

Year ended December 31, 2010	Balance 12/31/2009	Charge off 2010	Recovery 2010	General Provision 2010	Specific Provision 2010	Ending Balance 12/31/2010
One-to-four family mortgages	$1,827	(403)	10	(418)	81	1,097
Home equity line of credit	245	(61)	1	9	18	212
Junior liens	137	—	5	(20)	24	146
Multi-family	1,344	(1,605)	85	299	1,899	2,022
Construction	514	(751)	—	392	502	657
Land	935	(265)	3	61	131	865
Non-residential real estate	2,295	(1,252)	—	1,695	1,287	4,025
Consumer loans	317	(472)	184	66	13	108
Commercial loans	1,237	(481)	11	(39)	(30)	698

	$8,851	(5,290)	299	2,045	3,925	9,830

Management believes that the allowance for loan losses is adequate. While management uses available information to recognize losses on loans and foreclosed real estate, future additions to the allowance for loan losses account by management may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Bank's allowances for losses on loans and foreclosed real estate. Such agencies may require the Bank to recognize additions to the allowances based on their judgments about information available to them at the time of their examination.

Non-accrual loans totaled $6.1 million and $5.0 million at December 31, 2011, and December 31, 2010, respectively. All non-accrual loans noted below are classified as either substandard or doubtful. Interest income foregone on such loans totaled $246,000 at December 31, 2011, $243,000 at December 31, 2010 and $679,000 at December 31, 2009, respectively. The Company is not committed to lend additional funds to borrowers whose loans have been placed on a non-accrual basis. There were no loans past due more than three months and still accruing interest as of December 31, 2011, December 31, 2010 and December 31, 2009. For the years ended December 31, 2011, and December 31, 2010, the components of the Company's balances of non-accrual loans are as follow:

	December 31,
	2011	2010
One-to-four family (closed end) first mortgages	$2,074	1,559
Home equity lines of credit	134	103
Junior liens Multi-family	101 —	— 301
Construction	—	1,541
Land	1,330	363
Non-residential real estate	2,231	1,043
Consumer loans	9	23
Commercial loans	254	97

Total non-performing loans	$6,133	5,030

Non-accrual loans to total loans ratio	1.08%	0.82%

The table below presents past due balances at December 31, 2011, by loan classification allocated between performing and non-performing:

	Currently Performing	30 - 89 Days Past Due	Non-accrual Loans	Special Mention	Impaired Loans Currently Performing		Total
					Substandard	Doubtful
	(Dollars in Thousands)
One-to-four family mortgages	$153,375	628	2,074	9,163	5,722	230	171,192
Home equity line of credit	36,528	5	134	1,664	134	229	38,694
Junior liens	4,778	312	101	521	497	—	6,209
Multi-family	20,715	—	—	7,073	5,951	—	33,739
Construction	9,943	107	—	213	1,668	—	11,931
Land	17,570	237	1,330	24,714	7,488	999	52,338
Non-residential real estate	142,190	487	2,231	24,782	13,678	117	183,485
Consumer loans	14,399	28	9	268	386	20	15,110
Commercial loans	45,509	506	254	4,003	4,385	16	54,673

Total	$445,007	2,310	6,133	72,401	39,909	1,611	567,371

The table below presents past due balances at December 31, 2010, by loan classification allocated between performing and non-performing:

	Currently Performing	30 - 89 Days Past Due	Non-accrual Loans	Special Mention	Impaired Loans Currently Performing		Total
					Substandard	Doubful
	(Dollars in Thousands)
One-to-four family mortgages	$162,840	3,024	1,559	8,121	7,032	95	182,671
Home equity line of credit	39,087	42	103	499	260	200	40,191
Junior liens	5,514	—	—	495	187	—	6,196
Multi-family	25,852	246	301	—	2,716	301	29,416
Construction	15,351	813	1,541	3,292	2,364	—	23,361
Land	29,270	588	363	16,930	12,912	—	60,063
Non-residential real estate	156,997	3,998	1,043	11,089	21,737	421	195,285
Consumer loans	17,351	137	23	205	344	—	18,060
Commercial loans	46,676	340	97	2,314	4,995	17	54,439

Total	$498,938	9,188	5,030	42,945	52,547	1,034	609,682

All loans listed as 30-89 days past due and non-accrual are not performing as agreed. Loans listed as special mention, substandard and doubtful are paying as agreed. However, the customer's financial statements may indicate weaknesses in their current cash flow, the customer's industry may be in decline due to current economic conditions, collateral values used to secure the loan may be declining, or the Company may be concerned about the customer's future business prospects.

On a periodic basis, the Company may modify the terms of certain loans. In evaluating whether a restructuring constitutes a troubled debt restructuring (TDR), Financial Accounting Standards Board has issued Accounting Standards Update 310 (ASU 310), A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring. In evaluating whether a restructuring constitutes a TDR, the Bank must separately conclude that both of the following exist:

•	The restructuring constitutes a concession

•	The debtor is experiencing financial difficulties

ASU 310 provides the following guidance for the Bank's evaluation of whether it has granted a concession as follows:

1. If a debtor does not otherwise have access to funds at a market interest rate for debt with similar risk characteristics as the restructured debt, the restructured debt would be considered a below market rate, which may indicate that the Company may have granted a concession. In that circumstance, the Company should consider all aspects of the restructuring in determining whether it has granted a concession, the creditor must make a separate assessment about whether the debtor is experiencing financial difficulties to determine whether the restructuring constitutes a TDR.

2. A temporary or permanent increase in the interest rate on a loan as a result of a restructuring does not eliminate the possibility of the restructuring from being considered a concession if the new interest rate on the loan is below the market interest rate for loans of similar risk characteristics.

3. A restructuring that results in a delay in payment that is insignificant is not a concession. However, the Company must consider a variety of factors in assessing whether a restructuring resulting in a delay in payment is insignificant.

A summary of the Company's loans classified as Troubled Debt Restructuring (TDR's) that are reported as performing and non-performing at December 31, 2011 and December 31, 2010 is below:

TDR by loan type:	2011	2010
One-to-four family mortgages	$2,521	4,013
Home equity line of credit	—	33
Junior lien	857	—
Multi-family	—	246
Construction	—	1,541
Land	941	512
Non-residential real estate	3,367	3,915
Consumer loans	33	69
Commercial loans	125	700

Total TDR	$7,844	11,029
Less:
TDR in non-accrual status:
One-to-four family mortgages	(1,410)	(1,181)
Home equity line of credit	—	—
Junior lien	(100)	—
Multi-family	—	—
Construction	—	(1,338)
Land	—	(512)
Non-residential real estate	(1)	—
Consumer loans	(1)	—
Commercial loans	(105)	—

Total performing TDR	$6,227	7,998

The Company originates loans to officers and directors and their affiliates at terms substantially identical to those available to other borrowers. Loans to officers and directors at December 31, 2011 and December 31, 2010, were approximately $10,917,000 and $11,641,000, respectively. At December 31, 2011, funds committed that were undisbursed to officers and directors approximated $677,000.

The following summarizes activity of loans to officers and directors and their affiliates for the years ended December 31, 2011, and December 31, 2010:

	2011	2010
Balance at beginning of period	$11,641	9,892
New loans	2,940	4,284
Principal repayments	(3,664)	(2,535)

Balance at end of period	$10,917	$11,641

Premises And Equipment:	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment:
(4)	Premises and Equipment:

Components of premises and equipment included in the consolidated balance sheets as of December 31, 2011 and December 31, 2010, consisted of the following:

	2011	2010
Land	$5,560	5,560
Land improvements	558	504
Buildings	20,206	20,170
Furniture and equipment	6,765	6,257

	33,089	32,491
Less accumulated depreciation	9,658	8,202

Premises and equipment, net	$23,431	24,289

Depreciation expense was approximately $1,569,000, $1,586,000 and $1,548,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Intangible Assets:	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets:
(5)	Intangible Assets:

Goodwill is tested for impairment on an annual basis and as events or circumstances change that would more likely than not reduce fair value below its carrying amount. In 2009, the Company determined that its goodwill was other than temporarily impaired. As a result, the Company incurred a goodwill impairment charge of $4,989,000 that was effective September 30, 2009.

The amount of other intangible assets and the changes in the carrying amounts of other intangible assets for the years ended December 31, 2011, December 31, 2010 and December 31, 2009:

Core Deposits Intangible
Balance, December 31, 2008	$1,818
Amortization	(650)

Balance December 31, 2009	1,168
Amortization	(358)

Balance December 31, 2010	810
Amortization	(291)

Balance, December 31, 2011	$519

The estimated amortization expense for intangible assets for the subsequent years at December 31, 2011, is as follows:

Year Ending	Core Deposit Intangible
2012	$227
2013	162
2014	97
2015	33

Total	$519

Deposits:	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits:
(6)	Deposits:

At December 31, 2011, the scheduled maturities of other time deposits were as follows:

Year Ending:
2012	$234,515
2013	126,870
2014	50,626
2015	31,407
2016 and thereafter	76,570

$519,988

The amount of other time deposits with a minimum denomination of $100,000 was approximately $272.5 million and $289.1 million at December 31, 2011, and December 31, 2010, respectively. At December 31, 2011, directors, members of senior management and their affiliates had deposits in the Bank of approximately $1.9 million.

Interest expense on deposits for the years ended December 31, 2011, December 31, 2010 and December 31, 2009 is summarized as follows:

	2011	2010	2009
Demand and NOW accounts	$1,435	1,553	1,450
Money market accounts	108	113	59
Savings	114	130	120
Other time deposits	12,550	15,588	19,204

	$14,207	17,384	20,833

The Bank maintains clearing arrangements for its demand, NOW and money market accounts with BBVA Compass Bank. The Bank is required to maintain certain cash reserves in its account to cover average daily clearings. At December 31, 2011, average daily clearings were approximately $5.7 million.

At December 31, 2011, the Company had approximately $358,000 of deposit accounts in overdraft status and thus has been reclassified to loans on the accompanying consolidated balance sheet. At December 31, 2010, the Company had approximately $307,000 of deposit accounts in overdraft status and thus has been reclassified to loans on the accompanying consolidated balance sheet. At December 31, 2011, and December 31, 2010, the Company had deposits classified as brokered deposits totaling $56.3 million and $75.7 million, respectively. At December 31, 2011 and December 31, 2010, the Company had CDARS deposits totaling $2.1 million and $15.7 million, respectively.

Advances From Federal Home Loan Bank:	12 Months Ended
Dec. 31, 2011
Advances From Federal Home Loan Bank [Abstract]
Advances From Federal Home Loan Bank:
(7)	Advances from Federal Home Loan Bank:

Federal Home Loan Bank advances are summarized as follows:

	December 31,
	2011		2010
Types of Advances	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Fixed-rate	$63,319	3.64%	$81,905	3.75%

Scheduled maturities of FHLB advances as of December 31, 2011 are as follows:

Years Ending December 31,	Fixed Rate	Average Cost
2012	$5,000	1.82%
2013	6,950	2.59%
2014	5,728	3.16%
2015	—	—
2016	4,000	5.34%
Thereafter	41,641	3.93%

Total	$63,319	3.64%

The Bank has an approved line of credit of $30.0 million at the FHLB of Cincinnati, which is secured by a blanket agreement to maintain residential first mortgage loans and non-residential real estate loans with a principal value of 125% of the outstanding advances and has a variable interest rate. At December 31, 2011, the Bank has immediate access to $40.1 million of credit at the FHLB. All borrowings with the FHLB are secured under a blanket agreement using the Bank's portfolio of 1-4 family home loans and non-residential real estate loans as collateral. In addition, the Bank has pledged investments with a book value of $5.8 million and a market value of $6.0 million. The Bank has an $8 million unsecured line of credit with BVA Compass Bank of Birmingham, Alabama. The Company's overnight lines of credit with both the Federal Home Loan Bank of Cincinnati and Compass Bank had a zero balance at December 31, 2011.

At December 31, 2011, the Bank pledged investment securities with a book balance of $124.2 million and a market value of $133.0 million to various municipalities. In addition to the pledged securities, the Bank has issued $32.75 million in letters of credit issued by the Federal Home Loan Bank of Cincinnati as collateral for select municipality deposits.

Repurchase Agreements:	12 Months Ended
Dec. 31, 2011
Repurchase Agreements [Abstract]
Repurchase Agreements:
(8)	Repurchase Agreements:

In 2006, the Company enhanced its cash management product line to include an automated sweep of excess funds from checking accounts to repurchase accounts, allowing interest to be paid on excess funds remaining in checking accounts of business and municipal customers. Repurchase balances are overnight borrowings from customers and are not FDIC insured. In addition, the Company has entered into two long term repurchase agreements with third parties.

At December 31, 2011, the Company provided investment securities with a market value and book value of $45.9 million as collateral for repurchase agreements. The maximum repurchase balances outstanding during the twelve month periods ending December 31, 2011, and December 31, 2010, was $46.7 million and $56.9 million, respectively.

At December 31, 2011, and December 31, 2010, the respective cost and maturities of the Company's repurchase agreements are as follows:

2011 Third Party	Balance	Average Cost	Maturity	Comments
Deutsch Bank	$10,000	4.28%	9/05/2014	Quarterly callable
Merrill Lynch	6,000	4.36%	9/18/2016	Quarterly callable
Various customers	27,080	0.88%		Overnight

Total	$43,080	2.15%

2010 Third Party	Balance	Average Cost	Maturity	Comments
Deutsch Bank	$10,000	4.28%	9/05/2014	Quarterly callable
Merrill Lynch	6,000	4.36%	9/18/2016	Quarterly callable
Various customers	29,110	0.44%		Overnight

Total	$45,110	1.81%

Fair Value Measurement:	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement:
(9)	Fair Value Measurement:

ASC Topic 820, Fair Value Measurements and Disclosures establishes a fair value hierarchy which requires an entity to maximize the use of observable input and minimize the use of unobservable inputs when measuring fair value. Although ASC 820 provides for fair value accounting, the Company did not elect the fair value option for any financial instrument not presently required to be accounted for at fair value.

HopFed Bancorp has developed a process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon internally developed models or processes that use primarily market based or based on third party market data, including interest rate yield curves, option volatilities and other third party information. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies, or assumptions, to determine the fair value of certain financials instruments could result in a different estimate of fair value at the reporting date.

ASC 820 establishes a three-level valuation hierarchy for disclosure of fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

•

Level 1 is for assets and liabilities that management has obtained quoted prices (unadjusted for transaction cost) or identical assets or liabilities in active markets that the Company has the ability to access as of the measurement date.

•

Level 2 is for assets and liabilities in which significant unobservable inputs other than Level 1 prices such as quoted prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•

Level 3 is for assets and liabilities in which significant unobservable inputs that reflect a reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value of securities available for sale are determined by a matrix pricing, which is a mathematical technique what is widely used in the industry to value debt securities without relying exclusively on quoted prices for the individual securities in the Company's portfolio but relying on the securities relationship to other benchmark quoted securities. Impaired loans are valued at the net present value of expected payments and considering the fair value of any assigned collateral.

The fair value of bank owned life insurance is determined by reducing the annual stated dividend payments of each insurance company by the annual cost of life insurance provided. The Company has certain liabilities carried at fair value including interest rate swap agreements. The fair value of these liabilities is based on information obtained from a third party bank and is reflected within level 2 of the valuation hierarchy.

The Company determines the fair value of impaired loans and other real estate owned by obtaining an appraisal on an annual basis on all properties. Management reduces the appraised values by the estimated cost to carry and sell the properties.

Assets and Liabilities Measured on a Recurring Basis

The assets and liabilities measured at fair value on a recurring basis are summarized below:

December 31, 2011 Description	Total carrying value in the consolidated balance sheet at December 31, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available for sale securities	$383,782	—	382,789	993
Bank owned life insurance	9,135	—	9,135	—
Liabilities
Interest rate swap	1,297	—	1,297	—

December 31, 2010 Description	Total carrying value in the consolidated balance sheet at December 31, 2010	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available for sale securities	$357,738	—	356,461	1,277
Bank owned life insurance	8,819	—	8,819	—
Liabilities
Interest rate swap	1,088	—	1,088	—

The assets and liabilities measured at fair value on a non-recurring basis are summarized below:

December 31, 2011 Description	Total carrying value in the consolidated balance sheet at December 31, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Other real estate owned	$2,258	—	—	2,258
Other assets owned	9	—	—	9
Impaired loans, net of reserve of $4,080	45,180	—	—	45,180

December 31, 2010 Description	Total carrying value in the consolidated balance sheet at 12/31/2010	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Other real estate owned	$9,806	—	—	9,806
Other assets owned	6	—	—	6
Impaired loans, net of reserve of $4,286	54,325	—	—	54,325

Change in level 3 fair value measurements

The table below includes a roll-forward of the balance sheet items for the years ended December 31, 2011 and 2010, (including the change in fair value) for assets and liabilities classified by HopFed Bancorp, Inc. within level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since level 3 financial instruments typically include, in addition to the unobservable or level 3 components, observable components (that is components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology.

	Year ended December 31,
	2011		2010
	Other Assets	Other Liabilities	Other Assets	Other Liabilities
Fair value, December 31,	$1,277	—	$1,426	—
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,	(284)	—	(149)	—
Purchases, issuances and settlements, net	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Fair value, December 31,	$993	—	$1,277	—

The estimated fair values of financial instruments were as follows at December 31, 2011:

	Carrying Amount	Estimated Fair Value
Financial Assets:
Cash and due from banks	$44,389	44,389
Interest-earning deposits in the Federal Home Loan Bank	4,371	4,371
Federal Home Loan Bank stock	4,428	4,428
Securities available for sale	383,782	383,782
Loans receivable	556,360	585,734
Accrued interest receivable	6,183	6,183
Bank owned life insurance	9,135	9,135
Financial liabilities:
Deposits	800,095	811,415
Advances from Federal Home Loan Bank	63,319	69,206
Repurchase agreements	43,080	44,969
Subordinated debentures	10,310	10,099
Advances from borrowers for taxes and insurance	153	153
Market value of interest rate swap	1,297	1,297
Accrued interest payable	3,907	3,907
Off-balance-sheet liabilities:
Commitments to extend credit	—	—
Commercial letters of credit	—	—

The estimated fair values of financial instruments were as follows at December 31, 2010:

	Carrying Amount	Estimated Fair Value
Financial Assets:
Cash and due from banks	$54,042	54,042
Interest-earning deposits in the Federal Home Loan Bank	6,942	6,942
Federal Home Loan Bank stock	4,378	4,378
Securities available for sale	357,738	357,738
Loans receivable	600,215	612,694
Accrued interest receivable	6,670	6,670
Bank owned life insurance	8,819	8,819
Financial liabilities:
Deposits	826,929	835,465
Advances from Federal Home Loan Bank	81,905	85,209
Repurchase agreements	45,110	46,273
Subordinated debentures	10,310	10,092
Advances from borrowers for taxes and insurance	239	239
Market value of interest rate swap	1,088	1,088
Accrued interest payable	5,566	5,566
Off-balance-sheet liabilities:
Commitments to extend credit	—	—
Commercial letters of credit	—	—

Non-Financial Assets and Non-Financial Liabilities:

The Company has no non-financial assets or non-financial liabilities measured at fair value on a recurring basis. Certain non-financial assets measured at fair value on a non-recurring basis include foreclosed assets (upon initial recognition or subsequent impairment), non-financial assets and non-financial liabilities measured at fair value in the second step of a goodwill impairment test, and intangible assets and other non-financial long-lived assets measured at fair value for impairment assessment. Non-financial assets measured at fair value on a non-recurring basis during the reported periods include certain foreclosed assets which, upon initial recognition, were re-measured and reported at fair value through a charge-off to the allowance for loan losses and certain foreclosed assets which, subsequent to their initial recognition, were re-measured at fair value through a write-down included in other non-interest expense. The fair value of a foreclosed asset is estimated using Level 2 inputs based on observable market data or Level 3 inputs based on customized discounting criteria. During the reported periods, all fair value measurements for foreclosed assets utilized Level 2 inputs.

The following table presents foreclosed assets that were re-measured and reported at fair value:

	2011	2010	2009
Beginning balance	$9,812	1,883	875
Foreclosed assets measured at initial recognition:
Carrying value of foreclosed assets prior to acquisition	4,591	15,848	2,614
Charge-offs recognized in the allowance for loan loss	(843)	(4,343)	(704)
Proceeds from sale of foreclosed assets	(9,590)	(3,897)	(902)
Gains (losses) on REO included in non-interest expense	(1,703)	321	—

Fair value	$2,267	9,812	1,883

Subordinated Debentures:	12 Months Ended
Dec. 31, 2011
Subordinated Debentures [Abstract]
Subordinated Debentures:
(10)	Subordinated Debentures:

On September 25, 2003, the Company formed HopFed Capital Trust I (the Trust). The Trust is a statutory trust formed under the laws of the state of Delaware. In September 2003, the Trust issued variable rate capital securities with an aggregate liquidation amount of $10,000,000 ($1,000 per preferred security) to a third-party investor. The Company then issued floating rate junior subordinated debentures aggregating $10,310,000 to the Trust. The junior subordinated debentures are the sole assets of the Trust. The junior subordinated debentures and the capital securities pay interest and dividends, respectively, on a quarterly basis. The variable interest rate is the three-month LIBOR plus 3.10% adjusted quarterly (3.58% at December 31, 2011). These junior subordinated debentures mature in 2033, at which time the capital securities must be redeemed. The junior subordinated debentures and capital securities became redeemable contemporaneously, in whole or in part, beginning October 8, 2008 at a redemption price of $1,000 per capital security.

The Company has provided a full-irrevocable and unconditional guarantee on a subordinated basis of the obligations of the Trust under the capital securities in the event of the occurrence of an event of default, as defined in such guarantee.

Concentrations Of Credit Risk:	12 Months Ended
Dec. 31, 2011
Concentrations Of Credit Risk [Abstract]
Concentrations Of Credit Risk:
(11)	Concentrations of Credit Risk:

Most of the Bank's business activity is with customers located within the western part of the Commonwealth of Kentucky and middle and western Tennessee. One-to-four family residential and non residential real estate collateralize the majority of the loans. The Bank requires collateral for the majority of loans.

The distribution of commitments to extend credit approximates the distribution of loans outstanding. The contractual amounts of credit-related financial instruments such as commitments to extend credit and commercial letters of credit represent the amounts of potential accounting loss should the contract be fully drawn upon, the customer default, and the value of any existing collateral become worthless. In October of 2008, the FDIC increased its deposit coverage on all accounts to $250,000. In addition, financial institutions could choose to pay a higher premium to have all non-interest demand deposit balances insured. Compass Bank of Birmingham, Alabama, the Heritage Bank correspondent banker, elected to accept this additional coverage. Therefore, uninsured deposits are limited to those balances transferred to an overnight federal funds account. During 2011 and 2010, Heritage Bank chose not to transfer balances to an overnight federal funds account.

At December 31, 2011, all cash and cash equivalents are deposited with either Compass Bank, the Federal Reserve Bank or the Federal Home Loan Bank of Cincinnati (FHLB). Compass Bank is a participant in the FDIC's TALC program that provides 100% insurance for all funds in non-interest bearing accounts. All funds deposited into Compass Bank are placed in non-interest bearing accounts and are fully insured by the FDIC. All deposits at the FHLB are liabilities of the individual bank and are not federally insured. The FHLB is a government sponsored enterprise (GSE) and has the second highest rating available by all rating agencies. At December 31, 2011, total FHLB deposits were approximately $4.4 million, none of which is insured by the FDIC.

Employee Benefit Plans:	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans:
(12)	Employee Benefit Plans:

Stock Option Plan

The following is a summary of stock options outstanding at December 31, 2011:

Exercise Price	Weighted Average Remaining Life (Years)	Outstanding Options	Options Exercisable
$11.85	0.7	10,404	10,404
16.77	2.4	20,808	20,808

$15.06	1.8	31,212	31,212

The total amount of options outstanding and the exercise price of options were adjusted to reflect a 2% stock dividend paid to stockholders' of record on September 30, 2010, and October 3, 2011.

On February 24, 1999, the Board of Directors of the Company adopted the HopFed Bancorp, Inc. 1999 Stock Option Plan (Option Plan), which was subsequently approved at the 1999 Annual Meeting of Stockholders. Under the Option Plan, the Option Committee has discretionary authority to grant stock options and stock appreciation rights to such employees, directors and advisory directors, as the committee shall designate. The Option Plan reserved 403,360 shares of common stock for issuance upon the exercise of options or stock appreciation rights. At December 31, 2011, the Company can no longer issue options under this option plan. The remaining 31,212 options are fully vested and outstanding until their maturity date.

On May 31, 2000, the Board of Directors of the Company adopted the HopFed Bancorp, Inc. 2000 Stock Option Plan (the "2000 Option Plan"). Under the 2000 Option Plan, the option committee has discretionary authority to grant stock options to such employees as the committee shall designate. The 2000 Option Plan reserves 40,000 shares of common stock for issuance upon the exercise of options. The Company will receive the exercise price for shares of common stock issued to 2000 Option Plan participants upon the exercise of their option. The Board of Directors has granted options to purchase 40,000 shares of common stock under the 2000 Option Plan at an exercise price of $10.00 per share, which was the fair market value on the date of the grant. At December 31, 2011, all options having been granted under the 2000 Option Plan have been exercised.

The following summary represents the activity under the stock option plans:

	Number of Shares	Weighted Average Exercise Price
Options outstanding, December 2008	263,752	$15.41
Granted	—	—
Exercised	—	—
Forfeited	(153,752)	17.42

Options outstanding, December 2009	110,000	12.61
Granted	—
Exercised	(30,000)	10.00
Forfeited	—	—
Adjusted for 2% stock dividend	1,600	—

Options outstanding, December 2010	81,600	13.32
Granted	—	—
Exercised	—	—
Forfeited	(51,000)	12.10
Adjusted for 2% stock dividend	612	—

Options outstanding, December 2011	31,212	$15.06

Stock options vest and become exercisable annually over a four-year period from the date of the grant. All options are fully vested.

The fair value at the grant date of the vested options outstanding at December 31, 2011, is $138,000 for options issued under the 1999 plan.

At December 31, 2011, the strike price for all outstanding options exceeds the current trading price of the Company's common stock.

2004 HopFed Bancorp Long Term Incentive Plan

On February 18, 2004, the Board of Directors of the Company adopted the HopFed Bancorp, Inc. 2004 Long Term Incentive Plan (the Plan), which was subsequently approved at the 2004 Annual Meeting of Stockholders. Under the Plan, the Compensation Committee has discretionary authority to grant up to 200,000 shares in the form of restricted stock grants, options, and stock appreciation rights to such employees, directors and advisory directors as the committee shall designate. The grants vest in equal installments over a four-year period. Grants may vest immediately upon specific events, including a change of control of the Company, death or disability of award recipient, and termination of employment of the recipient by the Company without cause.

Awards are recognized as an expense to the Company in accordance with the vesting schedule. Awards in which the vesting is accelerated must be recognized as an expense immediately. Awards are valued at the closing stock price on the day the award is granted. For the year ended December 31, 2011, the Compensation Committee granted 10,972 shares of restricted stock with a market value of $87,000. For the year ended December 31, 2010, the Compensation Committee granted 9,751 shares of restricted stock with a market value of $92,000. For the year ended December 31, 2009, the Compensation Committee granted a total of 9,571 shares with a market value of $92,600. The Company recognized $118,000, $134,000, and $151,000 in compensation expense in 2011, 2010 and 2009, respectively.

The remaining compensation expense to be recognized at December 31, 2011 is as follows:

Year Ending December 31,	Compensation Expense Approximate Future
(Dollars in thousands)
2012	$88
2013	55
2014	27
2015	9

The Compensation Committee may make additional awards of restricted stock, thereby increasing the future expense related to this plan. The early vesting of restricted stock awards due to factors outlined in the award agreement may accelerate future compensation expenses related to the plan. However, the total amount of future compensation expense would not change as a result of an accelerated vesting of shares. At December 31, 2011, the Company has 117,957 restricted shares available from the HopFed Bancorp, Inc. 2004 Long Term Incentive Plan that may be awarded.

Stock Options

At December 31, 2011, the Company's ability to issue additional options under the 1999 Stock Option Plan has expired. Additional stock option information at December 31, 2011, includes:

	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
Exercisable and outstanding, December 31, 2011	31,212	$15.06	1.8 years	$—

401(K) Plan

During 2002, the Company initiated a 401(k) retirement program. The 401(k) plan is available to all employees who meet minimum eligibility requirements. Participants may generally contribute up to 15% of earnings, and in addition, management will match employee contributions up to 4%. In addition, the Company has chosen to provide all eligible employees an additional 4% of compensation without regards to the amount of the employee contribution. Expense related to Company contributions amounted to $532,000, $611,000, and $617,000 in 2011, 2010 and 2009, respectively. The reduction in expense related to the 401K program in 2011 was the offset of approximately $100,000 in Company contributions forfeited by employees who are no longer employed at the bank and have not met the full vesting requirements of the plan.

Deferred Compensation Plan

During the third quarter of 2002, the Company purchased assets and assumed the liabilities relating to a nonqualified deferred compensation plan for certain employees of the Fulton division. The Company owns single premium life insurance policies on the life of each participant and is the beneficiary of the policy value. When a participant retires, the benefits accrued for each participant will be distributed to the participant in equal installments for 15 years. The expense recognized by the Company for 2010 and 2009 amounted to $19,000 annually. The plan is now fully funded and no additional expenses will be recognized. The Deferred Compensation Plan also provides the participant with life insurance coverage, which is a percentage of the net death proceeds for the policy, if any, applicable to the participant. The original face value of all deferred compensation contracts was approximately $668,000. At December 31, 2011, the accrued value of all deferred compensation contacts is approximately $379,000. The Company is currently making cash remittances of approximately $29,000 per year on deferred compensation contracts.

Income Taxes:	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes:
(13)	Income Taxes:

The provision for income tax expense (benefit) for the years ended December 31, 2011, 2010 and 2009 consisted of the following:

	2011	2010	2009
Current
Federal	$1,011	2,613	2,976
State	110	210	230

	1,121	2,823	3,206

Deferred
Federal	(637)	(210)	(2,809)
State	—	—	—

	(637)	(210)	(2,809)

	$484	2,613	397

Total income tax expense for the years ended December 31, 2011, 2010, and 2009 differed from the amounts computed by applying the federal income tax rate of 34 percent to income before income taxes as follows:

	2011	2010	2009
Expected federal income tax expense at statutory tax rate	$1,157	3,104	806
Effect of nontaxable interest income	(547)	(695)	(444)
Effect of nontaxable bank owned life insurance income	(107)	(117)	(120)
Effect of QSCAB credit	(220)	—	—
State taxes on income, net of federal benefit	73	139	152
Other	—	84	—
Non deductible expenses	128	98	3

Total income tax expense	$484	2,613	397

Effective rate	14.2%	28.6%	16.7%

The components of deferred taxes as of December 31, 2011, and December 31, 2010, are summarized as follows:

	2011	2010
Deferred tax assets:
Allowance for loan loss	$3,829	3,342
Accrued expenses	679	327
Intangible amortization	1,534	1,661

	6,042	5,330

Deferred tax liabilities:
FHLB stock dividends	(787)	(787)
Unrealized gain on securities available for sale	(3,794)	(501)
Depreciation and amortization	(244)	(213)
Unearned loan cost and fees, net	(85)	(41)

	(4,910)	(1,542)

Net deferred tax asset	$1,132	3,788

The Small Business Protection Act of 1996, among other things, repealed the tax bad debt reserve method for thrifts effective for taxable years beginning after December 31, 1995. Thrifts such as the Bank may now only use the same tax bad debt reserve method that is allowed for commercial banks. A thrift with assets greater than $500 million can no longer use the reserve method and may only deduct loan losses as they actually arise (i.e., the specific charge-off method).

The portion of a thrift's tax bad debt reserve that is not recaptured (generally pre-1988 bad debt reserves) under the 1996 law is only subject to recapture at a later date under certain circumstances. These include stock repurchase redemptions by the thrift or if the thrift converts to a type of institution (such as a credit union) that is not considered a bank for tax purposes. However, no further recapture would be required if the thrift converted to a commercial bank charter or was acquired by a bank. The Bank does not anticipate engaging in any transactions at this time that would require the recapture of its remaining tax bad debt reserves. Therefore, retained earnings at December 31, 2011 and 2010 includes approximately $4,027,000 which represents such bad debt deductions for which no deferred income taxes have been provided.

No valuation allowance for deferred tax assets was recorded at December 31, 2011 and 2010 as management believes it is more likely than not that all of the deferred tax assets will be realized because they were supported by recoverable taxes paid in prior years. There were not unrecognized tax benefits during any of the reported periods.

The Corporation files income tax returns in the U.S. federal jurisdiction. The Company is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2008.

Real Estate And Other Assets Owned:	12 Months Ended
Dec. 31, 2011
Real Estate And Other Assets Owned [Abstract]
Real Estate And Other Assets Owned:
(14)	Real Estate and Other Assets Owned:

The Company's real estate and other assets owned balances at December 31, 2011, and December 31, 2010, represent properties and personal collateral acquired by the Bank through customer loan defaults. The property is recorded at the lower of cost or fair value less estimated cost of to sell at the date acquired with any loss recognized as a charge off through the allowance for loan loss account. Additional real estate and other asset losses may be determined on individual properties at specific intervals or at the time of disposal. Additional losses are recognized as a non-interest expense. For the years ended December 31, 2011, and December 31, 2010, the composition of the Company's balance in both real estate and other assets owned are as follows:

	December 31,
	2011	2010
One-to-four family mortgages	$480	534
Multi-family	905	7,266
Construction	465	624
Land	248	482
Non-residential real estate	160	900
Consumer assets owned by bank	9	6

Total other assets owned	$2,267	9,812

Commitments And Contingencies:	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies:
(15)	Commitments and Contingencies:

In the ordinary course of business, the Bank has various outstanding commitments and contingent liabilities that are not reflected in the accompanying consolidated financial statements.

The Bank had open loan commitments at December 31, 2011 and 2010 of approximately $23.4 million and $34.8 million, respectively. At December 31, 2011 and 2010, the Bank had no fixed rate loan commitments. Unused lines of credit were approximately $62.9 million and $40.8 million at December 31, 2011 and 2010, respectively.

The Company and the Bank have agreed to enter into employment agreements with certain officers, which provide certain benefits in the event of their termination following a change in control of the Company or the Bank. The employment agreements provide for an initial term of three years. On each anniversary of the commencement date of the employment agreements, the term of each agreement may be extended for an additional year at the discretion of the Board. In the event of a change in control of the Company or the Bank, as defined in the agreement, the officers shall be paid an amount equal to two times the officer's base salary as defined in the employment agreement.

The Company and the Bank have entered into commitments to rent facilities and lease operating equipment that are non-cancelable. At December 31, 2011, future minimal lease and rental commitments were as follows:

Years Ending December 31,
2012	$37,000
2013	28,000
2014	28,000
2015	25,000

Total	$118,000

The Company incurred rental expenses of approximately $55,000, $62,000 and $73,000 for the years ended December 31, 2011, 2010, and 2009, respectively.

In the normal course of business, the Bank and Company have entered into operating contracts necessary to conduct the Company's daily business. The most significant operating contract is for the Bank's data processing services. The monthly cost associated with this contract is variable based on the number of accounts and usage but averages approximately $210,000 per month. The Bank has three outstanding ATM branding agreements with local convenience stores. These agreements allow the Bank to maintain a cash machine and signage in various locations for an annual cost of approximately $116,000.

The Company is partially self-insured for medical benefits provided to employees. Heritage Bank is named as the plan administrator for this plan and has retained Blue Cross Blue Shield of Kentucky to process claims and handle other duties of the plan. Blue Cross Blue Shield does not assume any liabilities as a third party administrator. Heritage Bank purchased two stop-loss insurance policies to limit total medical claims from Blue Cross Blue Shield of Kentucky. The first specific stop-loss policy limits the Company's cost in any one year to $50,000 per covered individual. The Company has purchased a second stop-loss policy that limits the aggregate claims for the Company in a given year at $1,430,204 based upon the Company's current enrollment. The Company has established a liability for outstanding claims as well as incurred but unreported claims. While management uses what it believes are pertinent factors in estimating the plan liability, the actual liability is subject to change based upon unexpected claims experience and fluctuations in enrollment during the plan year. At December 31, 2011 and December 31, 2010, the Company recognized a liability for self-insured medical expenses of $506,000 and $406,000, respectively.

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit, standby letters of credit, and financial guarantees. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated balance sheets. The contract or notional amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit and financial guarantees written is represented by the contractual notional amount of those instruments. The Company uses the same credit policies in making these commitments and conditional obligations as it does for on-balance-sheet instruments.

	December 31,
	2011	2010
Commitments to extend credit	$23,422	34,808
Standby letters of credit	1,459	1,500
Unused commercial lines of credit	32,329	11,256
Unused home equity lines of credit	30,536	29,562

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the counter-party. Collateral held varies but may include property, plant, and equipment and income-producing commercial properties.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing, and similar transactions. Most guarantees extend from one to two years. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

The Company is subject to various claims and legal actions that have arisen in the course of conducting business. Management does not expect the ultimate disposition of these matters to have a material adverse impact on the Company's financial statements.

Regulatory Matters:	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters:
(16)	Regulatory Matters:

The Company is a unitary thrift holding company and, as such, is subject to regulation, examination and supervision by the Federal Reserve Bank. The Company's wholly owned bank subsidiary is a federally chartered savings and loan supervised by the Office of the Comptroller of the Currency (OCC) and the FDIC. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's and the Bank's financial statements.

Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of tangible and core capital (as defined in the regulations) to adjusted total assets (as defined), and of total capital (as defined) and Tier 1 to risk weighted assets (as defined). Management believes, as of December 31, 2011, and 2010, that the Bank meets all capital adequacy requirements to which it is subject.

On April 30, 2010, the Company and the Bank, and the Office of Thrift Supervision (OTS), since merged into the OCC, signed a Memorandum of Understanding and Agreement. Included in the agreement was a requirement that the Bank maintain a Core Capital to adjusted total assets ratio of no less than 8.00% and a Total Risk Based Capital to Risk Weighted Assets ratio of no less than 12.00%. If the Bank did not meet these guidelines, the Bank would have to make a capital distribution request to the OTS (now OCC) prior to the payment of preferred stock dividends or interest payments to HopFed Capital Trust 1.

The most recent notification from the OCC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total, tangible and core capital ratios as set forth in the following table.

The Company's and the Bank's actual capital amounts and ratios as of December 31, 2011, and December 31, 2010, are presented below:

	Company Actual		Bank Actual		Required for Capital Adequacy Purposes		Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Tangible capital to adjusted total assets	$120,908	11.7%	$103,173	10.2%	$15,205	1.50%	N/A	N/A
Core capital to adjusted total assets	$120,908	11.7%	$103,173	10.2%	$40,545	4.00%	$50,682	5.00%
Total capital to risk weighted assets	$128,089	20.3%	$110,355	17.6%	$50,064	8.00%	$62,580	10.00%
Tier 1 capital to risk weighted assets	$120,908	19.1%	$103,172	16.5%	N/A	N/A	$37,548	6.00%
As of December 31, 2010
Tangible capital to adjusted total assets	$119,971	11.1%	$99,111	9.4%	$15,872	1.50%	N/A	N/A
Core capital to adjusted total assets	$119,971	11.1%	$99,111	9.4%	$42,326	4.00%	$52,907	5.00%
Total capital to risk weighted assets	$125,515	19.2%	$104,655	16.2%	$51,602	8.00%	$64,503	10.00%
Tier 1 capital to risk weighted assets	$119,971	18.4%	$99,111	15.4%	N/A	N/A	$38,702	6.00%

Stockholders' Equity:	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity:
(17)	Stockholders' Equity:

The Company's sources of income and funds for dividends to its stockholders are earnings on its investments and dividends from the Bank. The Bank's primary regulator, the OCC, has regulations that impose certain restrictions on payment of dividends to the Corporation. Current regulations of the OCC allow the Bank (based upon its current capital level and supervisory status assigned by the OCC) to pay a dividend of up to 100% of net income to date during the calendar year plus the retained income for the preceding two years. Due to the presence of a Memorandum of Understanding and Agreement between the Company and the OCC and the Federal Reserve Bank, we must seek approval from Federal Reserve Bank prior to declaring future cash common stock dividends and seek approval from the OCC prior to the payment of a cash dividend from the Bank to the Corporation.

Federal Reserve regulations also place restrictions after the conversion on the Company with respect to repurchases of its common stock. With prior notice to the Federal Reserve, the Company is allowed to repurchase its outstanding shares. In August 2006, under the supervision of the OTS, the Company announced that it replaced a previously announced stock buyback plan with a new plan to purchase up to 125,000 shares of common stock over the next two years. Under the plan that expired September 30, 2008, the Company purchased 106,647 shares of common stock at an average price of $15.36 per share. As discussed below, the Company's participation in the United States Treasury Capital Purchase Program prevents it from purchasing additional treasury stock for a period of three years ending December 12, 2011 without first redeeming all of the Treasury's investment. The Company reissued 112,639 shares of Treasury Stock as part of the stock offering discussed below. At December 31, 2011, the Company holds 402,916 shares of treasury stock at an average price of $12.60 per share.

On December 12, 2008, HopFed Bancorp issued 18,400 shares of preferred stock to the United States Treasury (Treasury) for $18,400,000 pursuant to the Capital Purchase Program. The Company issued 243,816 common stock warrants to the Treasury as a condition to its participation in the Capital Purchase Program. The warrants had an exercise price of $11.32 each and were immediately exercisable. The warrants expire ten years from the date of issuance. The preferred stock has no stated maturity and is non-voting, other than having class voting rights on certain matters, and pays cumulative dividends quarterly at a rate of 5% per year for the first five years and 9% thereafter. As a result of a 2% stock dividend paid to shareholders of record at September 30, 2010, total warrants issued was adjusted to 248,692 and the warrant strike price was adjusted to $11.098. As a result of a 2% stock dividend paid to shareholders of record at October 3, 2011, total warrants issued was adjusted to 253,666 and the warrant strike price was adjusted to $10.88.

In June and July of 2010, the Company sold a total of 3,583,334 shares of common stock in a public offering with net proceeds of $30.4 million. In June 1010, the Company invested $10.0 million into the Bank.

On September 16, 2010, and September 21, 2011, respectively, the Company declared a 2% stock dividend payable to shareholders of record on September 30, 2010 and October 3, 2011. The stock dividend was paid on October 18, 2010, and October 18, 2011, resulting in the issuance of 143,458 shares of common stock in October of 2010 and 146,485 share of common stock in October 2011. As discussed earlier, both the price and amount of all outstanding options and common stock warrants were adjusted accordingly.

Based on the binomial method, the common stock warrants have been assigned a value of $2.28 per warrant, or $555,900. As a result, the value of the warrants has been recorded as a discount on the preferred stock and will be accreted as a reduction in net income available for common shareholders over the next five years at $111,800 per year. For the purposes of these calculations, the fair value of the common stock warrants was estimated using the following assumptions:

• Risk free rate	2.60%
• Expected life of warrants	10 years
• Expected dividend yield	3.50%
• Expected volatility	26.5%
• Weighted average fair value	$2.28

The Company's computation of expected volatility is based on the weekly historical volatility. The risk free rate was the approximate rate of the ten year treasury at the end of November 2008.

By participating in the Capital Purchase Program, the Company agreed to not increase its dividend paid to common shareholders for a period of three years without prior approval of the United States Treasury. If the Company fails to make all dividend payments due to preferred shareholders, the Company is prohibited from paying any dividend to common shareholders. In addition, the United States Treasury placed certain restrictions on the amount and type of compensation that can be paid to certain senior level executives of the Company. Furthermore, the United States Treasury may, at its sole discretion, change the terms and conditions of the Capital Purchase Programs.

The Company must have the written approval of the Treasury to redeem the shares prior to December 12, 2011, except with the proceeds from a qualified equity offering. Upon receipt of the proceeds from the Treasury, the Company immediately invested $14.0 million in capital into the Bank.

Earnings Per Share:	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share:
(18)	Earnings Per Share:

Earnings per share of common stock are based on the weighted average number of basic shares and dilutive shares outstanding during the year. Common stock warrants and stock options outstanding are not included in the dilutive earnings per share computations because they would be anti-dilutive. Earnings per share numbers in 2010 and 2009 were adjusted to reflect a 2% stock dividend paid in 2010 and 2011.

The following is a reconciliation of weighted average common shares for the basic and dilutive earnings per share computations:

	Years Ended December 31,
	2011	2010	2009
Basic earnings per share:
Weighted average common shares	7,460,294	5,620,093	3,569,969
Adjustment for stock dividend	—	112,402	144,226

Weighted average common shares	7,460,294	5,732,495	3,714,195

Weighted average common and incremental shares	7,460,294	5,732,495	3,714,195

Condensed Parent Company Only Financial Statements:	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Only Financial Statements [Abstract]
Condensed Parent Company Only Financial Statements:
(19)	Condensed Parent Company Only Financial Statements:

The following condensed balance sheets as of December 31, 2011 and 2010 and condensed statements of income and cash flows for the years ended December 31, 2011, 2010 and 2009 of the parent company only should be read in conjunction with the consolidated financial statements and the notes thereto. The parent company realized an increase in its investment in subsidiary as a result of the release of the subsidiary bank's liquidation account.

Condensed Balance Sheets:

	2011	2010
Assets:
Cash and due from banks	$17,602	20,724
Investment in subsidiary	111,912	101,612
Prepaid expenses and other assets	841	1,208

Total assets	$130,355	123,544

Liabilities and equity
Liabilities
Unrealized loss on derivative	$1,297	1,088
Dividends payable - Common	176	613
Interest payable	89	89
Subordinated debentures	10,310	10,310

Total liabilities	11,872	12,100

Equity:
Preferred stock	—	—
Common stock	79	77
Common stock warrants	556	556
Additional paid-in capital	75,967	74,920
Retained earnings	39,591	39,994
Treasury stock	(5,076)	(5,076)
Accumulated other comprehensive loss	7,366	973

Total equity	118,483	111,444

Total liabilities and equity	$130,355	123,544

Condensed Statements of Income:

	Years Ended
	2011	2010	2009
Interest and dividend income:
Dividend income	$—	750	—
Time deposits	—	—	2

Total interest and dividend income	—	750	2

Interest expense	742	739	625
Non-interest expenses	423	448	438

Total expenses	1,165	1,187	1,063

Loss before income tax benefit and equity in undistributed earnings of subsidiary	(1,165)	(437)	(1,061)
Income tax benefits	(316)	(342)	(399)

Loss before equity in undistributed earnings of subsidiary	(849)	(95)	(662)
Equity in undistributed earnings of subsidiary	3,769	6,611	2,637

Net income	2,920	6,516	1,975
Preferred stock dividend and warrant accretion	(1,031)	(1,031)	(1,031)

Income available to common shareholders	$1,889	5,485	944

Condensed Statement of Cash Flows:

	Years Ended
	2011	2010	2009
Cash flows from operating activities
Net income	$2,920	6,516	1,975
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in undistributed earnings of subsidiary	(3,769)	(6,611)	(2,637)
Amortization of restricted stock	118	134	151
Increase (decrease) in:
Current income taxes payable	—	358	(361)
Accrued expenses	438	18	(159)

Net cash (used) provided by operating activities:	(293)	415	(1,031)

Cash flows for investing activities:
Investment in subsidiary	—	(10,000)	—
Net (increase) decrease in federal funds sold	—	—	6,685

Net cash (used in) provided by investing activities	—	(10,000)	6,685

Cash flows from financing activities:
Proceeds from sale of treasury stock	—	1,419	—
Proceeds from sale of common stock	—	28,952	—
Dividends paid on preferred stock	(920)	(920)	(851)
Dividends paid on common stock	(1,909)	(2,272)	(1,723)

Net cash (used in) provided by financing activities	(2,829)	27,179	(2,574)

Net increase (decrease) in cash	(3,122)	17,594	3,080
Cash and due from banks at beginning of year	20,724	3,130	50

Cash and due from banks at end of year	$17,602	20,724	3,130

Investments In Affiliated Companies:	12 Months Ended
Dec. 31, 2011
Investments In Affiliated Companies [Abstract]
Investments In Affiliated Companies:
(20)	Investments in Affiliated Companies (Unaudited):

Investments in affiliated companies accounted for under the equity method consist of 100% of the common stock of HopFed Capital Trust I (the Trust), a wholly owned statutory business trust. The Trust was formed on September 25, 2003. Summary financial information for the HopFed Capital Trust 1 is as follows:

Summary Balance Sheets

	At Dec. 31, 2011	At Dec. 31, 2010
Asset – investment in subordinated debentures issued by HopFed Bancorp, Inc.	$10,310	10,310

Liabilities	$—	—
Stockholders' equity:
Trust preferred securities	10,000	10,000
Common stock (100% owned by HopFed Bancorp, Inc.)	310	310

Total stockholder's equity	10,310	10,310

Total liabilities and stockholder's equity	$10,310	10,310

Summary Statements of Income

	Years Ended Dec. 31,
	2011	2010
Income – interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$367	362

Net income	$367	362

Summary Statements of Stockholder's Equity

	Trust Preferred Securities	Common Stock	Retained Earnings	Total Stockholder's Equity
Beginning balances, January 1, 2011	$10,000	310	—	10,310
Retained earnings:
Net income	—	—	367	367
Dividends:
Trust preferred securities	—	—	(356)	(356)
Common dividends paid to HopFed Bancorp, Inc.	—	—	(11)	(11)

Total retained earnings	—	—	—	—

Ending balances, December 31, 2011	$10,000	310	—	10,310

Quarterly Results Of Operations:	12 Months Ended
Dec. 31, 2011
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations:
(21)	Quarterly Results of Operations: (Unaudited)

Summarized unaudited quarterly operating results for the year ended December 31, 2011:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
December 31, 2011:
Interest and dividend income	$11,787	11,766	11,450	11,237
Interest expense	4,989	4,763	4,592	4,071

Net interest income	6,798	7,003	6,858	7,166
Provision for loan losses	4,518	452	475	476

Net interest income after provision for loan losses	2,280	6,551	6,383	6,690
Noninterest income	2,365	2,118	3,281	2,429
Noninterest expense	7,449	7,436	7,127	6,681

Income (loss) before income taxes	(2,804)	1,233	2,537	2,438
Income tax expense (benefit)	(960)	426	909	109

Net income (loss)	($1,844)	807	1,628	2,329

Net income (loss) available (attributable) to common shareholders	($2,098)	550	1,368	2,069

Basic earnings (loss) per share	($0.28)	0.07	0.18	0.28

Diluted earnings (loss) per share	($0.28)	0.07	0.18	0.28

Weighted average shares outstanding:
Basic	7,465,077	7,467,438	7,481,448	7,484,420

Diluted	7,465,077	7,467,438	7,481,448	7,484,420

(21)	Quarterly Results of Operations: (Unaudited)

Summarized unaudited quarterly operating results for the year ended December 31, 2010:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Interest and dividend income	$13,106	13,656	13,196	12,459
Interest expense	5,832	5,712	5,537	5,165

Net interest income	7,274	7,944	7,659	7,294
Provision for loan losses	611	858	1,332	3,169

Net interest income after provision for loan losses	6,663	7,086	6,327	4,125
Noninterest income	2,309	2,456	3,085	3,256
Noninterest expense	6,386	6,587	6,856	6,349

Income before income taxes	2,586	2,955	2,556	1,032
Income tax expense	726	884	788	215

Net income	$1,860	2,071	1,768	817

Net income available to common shareholders	$1,606	1,814	1,508	557

Basic earnings per share	$0.43	0.44	0.20	0.07

Diluted earnings per share	$0.43	0.44	0.20	0.07

Weighted average shares outstanding:
Basic	3,722,626	4,096,619	7,416,541	7,481,662

Diluted	3,722,626	4,098,513	7,416,541	7,481,662

Comprehensive Income:	12 Months Ended
Dec. 31, 2011
Comprehensive Income [Abstract]
Comprehensive Income:
(22)	Comprehensive Income:

FASB ASC 220, Comprehensive Income, established standards for reporting comprehensive income. Comprehensive income includes net income and other comprehensive net income which is defined as non-owner related transactions in equity. The following table sets forth the amounts of other comprehensive income included in stockholders' equity along with the related tax effect for the years ended December 31, 2011, 2010 and 2009.

	Pre-Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
December 31, 2011:
Unrealized holding gains on:
Available for sale securities	$12,792	(4,349)	8,443
Derivatives	(209)	71	(138)
Reclassification adjustments for gains on available for sale securities	(2,897)	985	(1,912)

	$9,686	(3,293)	6,393

	Pre-Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
December 31, 2010:
Unrealized holding gains on:
Available for sale securities	$653	(222)	431
Derivatives	(444)	151	(293)
Reclassification adjustments for gains on available for sale securities	($3,504)	1,191	(2,313)

	($3,295)	1,120	(2,175)

	Pre-Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
December 31, 2009:
Unrealized holding gains on:
Available for sale securities	$5,383	(1,830)	3,553
Derivatives	532	(181)	351
Reclassification adjustments for gains on available for sale securities	(2,713)	922	(1,791)

	$3,202	(1,089)	2,113